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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2015

Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ¡ B: ASIBX ¡ C: ASICX ¡ Y: ASIYX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
14 Financial Highlights
15 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.67%
Class B Shares	3.29
Class C Shares	3.30
Class Y Shares	3.77
MSCI EAFE Index▼ (Former Broad Market Index)*	6.81
MSCI All Country Asia Pacific ex-Japan Index▼ (Broad Market/Style-Specific Index)*	6.79
Lipper Pacific Region ex-Japan Funds Index■ (Peer Group Index)	6.90

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*   The Fund has elected to use the MSCI All Country Asia Pacific ex-Japan Index as its broad market/ style-specific index rather than the MSCI EAFE Index because the MSCI All Country Asia Pacific ex-Japan Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Pacific Region ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	9.55%
10 Years	12.23
5 Years	8.95
1 Year	5.22
Class B Shares
Inception (11/3/97)	9.56%
10 Years	12.21
5 Years	9.09
1 Year	5.52
Class C Shares
Inception (11/3/97)	9.09%
10 Years	12.03
5 Years	9.37
1 Year	9.51
Class Y Shares
10 Years	13.05%
5 Years	10.46
1 Year	11.58

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	9.40%
10 Years	11.83
5 Years	8.51
1 Year	2.23
Class B Shares
Inception (11/3/97)	9.41%
10 Years	11.80
5 Years	8.63
1 Year	2.35
Class C Shares
Inception (11/3/97)	8.95%
10 Years	11.62
5 Years	8.92
1 Year	6.40
Class Y Shares
10 Years	12.64%
5 Years	10.01
1 Year	8.44

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of

Class A shares and includes the 12b-1 fees applicable to Class A shares.

  The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.49%, 2.24%, 2.24% and 1.24%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.50%, 2.25%, 2.25% and 1.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

  Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2                         Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.28%
Australia–10.62%
Amcor Ltd.	2,379,069	$25,309,076
BHP Billiton Ltd.	316,552	8,121,832
Brambles Ltd.	1,999,681	17,078,971
Coca-Cola Amatil Ltd.	2,013,971	16,318,900
Computershare Ltd.	1,859,179	18,056,041
CSL Ltd.	308,083	22,108,083
Tassal Group Ltd.	5,605,317	14,333,526
		121,326,429

China–25.91%
Baidu, Inc.–ADR(a)	105,364	21,102,302
Belle International Holdings Ltd.	21,235,000	27,316,038
China Mobile Ltd.	2,055,500	29,358,603
CNOOC Ltd.	8,599,500	14,658,204
Golden Eagle Retail Group Ltd.	11,416,000	17,115,531
Industrial & Commercial Bank of China Ltd.–Class H	49,961,000	43,447,150
Lee & Man Paper Manufacturing Ltd.	58,354,000	33,203,166
Minth Group Ltd.	14,726,000	36,974,125
NetEase, Inc.–ADR	136,773	17,532,931
Stella International Holdings Ltd.	12,153,000	32,928,585
Want Want China Holdings Ltd.	20,245,000	22,228,882
		295,865,517

Hong Kong–12.16%
CK Hutchison Holdings Ltd.	1,596,500	34,708,761
First Pacific Co. Ltd.	10,676,000	10,358,495
Galaxy Entertainment Group Ltd.	1,752,000	8,445,465
Hongkong Land Holdings Ltd.	4,660,600	37,664,071
Hutchison Whampoa Ltd.	3,240,000	47,739,888
		138,916,680

Indonesia–7.85%
PT Bank Central Asia Tbk	17,843,600	18,503,297
PT Bank Mandiri Persero Tbk	32,705,900	27,080,744
PT Perusahaan Gas Negara Persero Tbk	63,826,600	20,139,621
PT Summarecon Agung Tbk	59,142,200	8,103,910
PT Telekomunikasi Indonesia Persero Tbk	78,138,200	15,853,502
		89,681,074

Malaysia–4.40%
Kossan Rubber Industries Berhad	11,496,700	19,227,110
Public Bank Berhad	5,677,400	31,037,452
		50,264,562

	Shares	Value
Philippines–8.88%
Ayala Corp.	287,540	$5,022,390
Energy Development Corp.	98,678,250	17,892,441
First Gen Corp.	19,914,089	12,549,583
GMA Holdings, Inc.–PDR	39,044,600	5,280,084
Metro Pacific Investments Corp.	221,586,300	22,511,458
Philippine Long Distance Telephone Co.	302,735	18,782,616
SM Investments Corp.	497,181	10,040,625
SM Prime Holdings Inc.	22,253,700	9,312,717
		101,391,914

Singapore–7.19%
Avago Technologies Ltd.	178,648	20,880,378
Keppel Corp. Ltd.	1,384,500	9,079,703
Keppel REIT	27,344,000	25,392,955
United Overseas Bank Ltd.	1,449,000	26,748,599
		82,101,635

South Korea–3.30%
Hyundai Department Store Co., Ltd.	140,288	19,015,265
Samsung Electronics Co., Ltd.	14,216	18,639,446
		37,654,711

Taiwan–2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,981,464	28,880,098

Thailand–6.44%
Kasikornbank PCL	5,489,600	34,809,317
Major Cineplex Group PCL	16,364,400	16,564,282
Siam Commercial Bank PCL (The)	3,419,700	16,436,789
Thai Stanley Electric PCL	960,700	5,751,516
		73,561,904
Total Common Stocks & Other Equity Interests (Cost $769,407,406)		1,019,644,524

Money Market Funds–8.28%
Liquid Assets Portfolio–Institutional Class(b)	47,271,720	47,271,720
Premier Portfolio–Institutional Class(b)	47,271,720	47,271,720
Total Money Market Funds (Cost $94,543,440)		94,543,440
TOTAL INVESTMENTS–97.56% (Cost $863,950,846)		1,114,187,964
OTHER ASSETS LESS LIABILITIES–2.44%		27,852,374
NET ASSETS–100.00%		$1,142,040,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
PDR	– Philippine Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	29.9%
Consumer Discretionary	14.8
Information Technology	11.0
Industrials	7.4
Materials	5.8
Telecommunication Services	5.6
Consumer Staples	5.5
Utilities	4.4
Health Care	3.6
Energy	1.3
Money Market Funds Plus Other Assets Less Liabilities	10.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $769,407,406)	$1,019,644,524
Investments in affiliated money market funds, at value and cost	94,543,440
Total investments, at value (Cost $863,950,846)	1,114,187,964
Foreign currencies, at value (Cost $19,532,426)	19,501,016
Receivable for:
Investments sold	5,609,750
Fund shares sold	10,813,570
Dividends	3,373,114
Investment for trustee deferred compensation and retirement plans	130,610
Other assets	41,174
Total assets	1,153,657,198

Liabilities:
Payable for:
Investments purchased	4,164,010
Fund shares reacquired	998,383
Accrued foreign taxes	5,487,840
Accrued fees to affiliates	558,150
Accrued trustees’ and officers’ fees and benefits	2,781
Accrued other operating expenses	259,165
Trustee deferred compensation and retirement plans	146,531
Total liabilities	11,616,860
Net assets applicable to shares outstanding	$1,142,040,338

Net assets consist of:
Shares of beneficial interest	$877,639,250
Undistributed net investment income	3,586,810
Undistributed net realized gain	10,581,485
Net unrealized appreciation	250,232,793
$1,142,040,338

Net Assets:
Class A	$580,235,356
Class B	$10,607,688
Class C	$98,878,557
Class Y	$452,318,737

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	17,482,621
Class B	342,611
Class C	3,213,433
Class Y	13,596,224
Class A:
Net asset value per share	$33.19
Maximum offering price per share
(Net asset value of $33.19 ÷ 94.50%)	$35.12
Class B:
Net asset value and offering price per share	$30.96
Class C:
Net asset value and offering price per share	$30.77
Class Y:
Net asset value and offering price per share	$33.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $914,637)	$10,798,234
Dividends from affiliated money market funds	22,872
Total investment income	10,821,106

Expenses:
Advisory fees	4,475,064
Administrative services fees	121,323
Custodian fees	304,251
Distribution fees:
Class A	687,479
Class B	62,561
Class C	469,863
Transfer agent fees	811,552
Trustees’ and officers’ fees and benefits	18,446
Other	143,914
Total expenses	7,094,453
Less: Fees waived and expense offset arrangement(s)	(64,084)
Net expenses	7,030,369
Net investment income	3,790,737

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $301,639)	11,461,325
Foreign currencies	(345,610)
11,115,715
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $432,651)	25,632,966
Foreign currencies	140,822
25,773,788
Net realized and unrealized gain	36,889,503
Net increase in net assets resulting from operations	$40,680,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$3,790,737	$12,018,802
Net realized gain	11,115,715	26,542,554
Change in net unrealized appreciation	25,773,788	15,006,092
Net increase in net assets resulting from operations	40,680,240	53,567,448

Distributions to shareholders from net investment income:
Class A	(6,938,909)	(4,576,835)
Class B	(81,066)	(30,319)
Class C	(554,964)	(134,057)
Class Y	(3,930,309)	(1,264,757)
Total distributions from net investment income	(11,505,248)	(6,005,968)

Distributions to shareholders from net realized gains:
Class A	(15,905,749)	(28,052,371)
Class B	(427,033)	(1,182,957)
Class C	(2,923,423)	(5,230,262)
Class Y	(7,560,901)	(6,036,431)
Total distributions from net realized gains	(26,817,106)	(40,502,021)

Share transactions–net:
Class A	31,318,745	(3,644,054)
Class B	(3,948,199)	(7,240,752)
Class C	3,964,541	(854,323)
Class Y	188,360,977	129,189,934
Net increase in net assets resulting from share transactions	219,696,064	117,450,805
Net increase in net assets	222,053,950	124,510,264

Net assets:
Beginning of period	919,986,388	795,476,124
End of period (includes undistributed net investment income of $3,586,810 and $11,301,321, respectively)	$1,142,040,338	$919,986,388

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Asia Pacific Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9                         Invesco Asia Pacific Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Asia Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $62,333.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $85,805 in front-end sales commissions from the sale of Class A shares and $1,573, $2,007 and $1,800 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Asia Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $79,621,308 and from Level 2 to Level 1 of $302,908,276 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$121,326,429	$—	$121,326,429
China	281,207,313	14,658,204	—	295,865,517
Hong Kong	92,807,144	46,109,536	—	138,916,680
Indonesia	—	89,681,074	—	89,681,074
Malaysia	31,037,452	19,227,110	—	50,264,562
Philippines	59,694,467	41,697,447	—	101,391,914
Singapore	20,880,378	61,221,257	—	82,101,635
South Korea	—	37,654,711	—	37,654,711
Taiwan	—	28,880,098	—	28,880,098
Thailand	—	73,561,904	—	73,561,904
United States	94,543,440	—	—	94,543,440
Total Investments	$580,170,194	$534,017,770	$—	$1,114,187,964

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,751.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Asia Pacific Growth Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $175,896,782 and $37,470,768, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$267,642,269
Aggregate unrealized (depreciation) of investment securities	(17,981,098)
Net unrealized appreciation of investment securities	$249,661,171

Cost of investments for tax purposes is $864,526,793.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,071,173	$67,001,212	3,593,919	$115,311,135
Class B	6,420	195,266	13,322	396,533
Class C	277,338	8,308,943	522,102	15,457,978
Class Y	7,198,057	231,053,716	5,784,873	182,921,092

Issued as reinvestment of dividends:
Class A	726,442	22,556,042	986,444	29,474,930
Class B	17,252	501,161	39,872	1,117,602
Class C	117,502	3,392,287	178,309	4,967,702
Class Y	245,080	7,619,531	206,630	6,182,381

Automatic conversion of Class B shares to Class A shares:
Class A	108,357	3,519,073	154,084	4,883,279
Class B	(116,032)	(3,519,073)	(164,822)	(4,883,279)

Reacquired:
Class A	(1,923,357)	(61,757,582)	(4,840,275)	(153,313,398)
Class B	(37,415)	(1,125,553)	(132,579)	(3,871,608)
Class C	(258,605)	(7,736,689)	(725,341)	(21,280,003)
Class Y	(1,551,529)	(50,312,270)	(1,892,515)	(59,913,539)
Net increase in share activity	6,880,683	$219,696,064	3,724,023	$117,450,805

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Asia Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$33.43	$0.12	$1.01	$1.13	$(0.41)	$(0.96)	$(1.37)	$33.19	3.67%	$580,235	1.42	%(e)	1.43	%(e)	0.76	%(e)	4%
Year ended 10/31/14	33.45	0.48	1.47	1.95	(0.27)	(1.70)	(1.97)	33.43	6.54	551,539	1.47		1.48		1.52		15
Year ended 10/31/13	30.65	0.30	3.35	3.65	(0.20)	(0.65)	(0.85)	33.45	12.16	555,505	1.47		1.49		0.95		18
Year ended 10/31/12	28.42	0.26	4.34	4.60	(0.27)	(2.10)	(2.37)	30.65	17.77	457,964	1.54		1.55		0.89		16
Year ended 10/31/11	30.30	0.28	(1.68)	(1.40)	(0.23)	(0.25)	(0.48)	28.42	(4.67)	385,828	1.53		1.55		0.93		27
Year ended 10/31/10	22.23	0.23	8.12	8.35	(0.28)	—	(0.28)	30.30	37.97	429,596	1.60		1.61		0.91		25
Class B
Six months ended 04/30/15	31.15	0.00	0.95	0.95	(0.18)	(0.96)	(1.14)	30.96	3.29	10,608	2.17	(e)	2.18	(e)	0.01	(e)	4
Year ended 10/31/14	31.29	0.23	1.37	1.60	(0.04)	(1.70)	(1.74)	31.15	5.74	14,714	2.22		2.23		0.77		15
Year ended 10/31/13	28.74	0.06	3.14	3.20	—	(0.65)	(0.65)	31.29	11.32	22,421	2.22		2.24		0.20		18
Year ended 10/31/12	26.73	0.04	4.10	4.14	(0.03)	(2.10)	(2.13)	28.74	16.94	27,112	2.29		2.30		0.14		16
Year ended 10/31/11	28.58	0.05	(1.59)	(1.54)	(0.06)	(0.25)	(0.31)	26.73	(5.41)	30,394	2.28		2.30		0.18		27
Year ended 10/31/10	21.02	0.04	7.69	7.73	(0.17)	—	(0.17)	28.58	36.98	40,299	2.35		2.36		0.16		25
Class C
Six months ended 04/30/15	30.96	0.00	0.95	0.95	(0.18)	(0.96)	(1.14)	30.77	3.30	98,879	2.17	(e)	2.18	(e)	0.01	(e)	4
Year ended 10/31/14	31.11	0.23	1.36	1.59	(0.04)	(1.70)	(1.74)	30.96	5.73	95,277	2.22		2.23		0.77		15
Year ended 10/31/13	28.58	0.06	3.12	3.18	—	(0.65)	(0.65)	31.11	11.31	96,520	2.22		2.24		0.20		18
Year ended 10/31/12	26.60	0.04	4.07	4.11	(0.03)	(2.10)	(2.13)	28.58	16.91	79,959	2.29		2.30		0.14		16
Year ended 10/31/11	28.44	0.05	(1.58)	(1.53)	(0.06)	(0.25)	(0.31)	26.60	(5.41)	76,962	2.28		2.30		0.18		27
Year ended 10/31/10	20.92	0.04	7.65	7.69	(0.17)	—	(0.17)	28.44	36.97	85,918	2.35		2.36		0.16		25
Class Y
Six months ended 04/30/15	33.55	0.16	1.02	1.18	(0.50)	(0.96)	(1.46)	33.27	3.80	452,319	1.17	(e)	1.18	(e)	1.01	(e)	4
Year ended 10/31/14	33.57	0.57	1.47	2.04	(0.36)	(1.70)	(2.06)	33.55	6.80	258,457	1.22		1.23		1.77		15
Year ended 10/31/13	30.75	0.39	3.35	3.74	(0.27)	(0.65)	(0.92)	33.57	12.43	121,030	1.22		1.24		1.20		18
Year ended 10/31/12	28.52	0.33	4.35	4.68	(0.35)	(2.10)	(2.45)	30.75	18.07	58,843	1.29		1.30		1.14		16
Year ended 10/31/11	30.39	0.35	(1.68)	(1.33)	(0.29)	(0.25)	(0.54)	28.52	(4.43)	35,862	1.28		1.30		1.18		27
Year ended 10/31/10	22.28	0.30	8.14	8.44	(0.33)	—	(0.33)	30.39	38.31	32,436	1.35		1.36		1.16		25

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $554,541, $12,616, $94,751 and $336,600 for Class A, Class B, Class C and Class Y shares, respectively.

14                         Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,036.70	$7.17	$1,017.75	$7.10	1.42%
B	1,000.00	1,032.90	10.94	1,014.03	10.84	2.17
C	1,000.00	1,033.00	10.94	1,014.03	10.84	2.17
Y	1,000.00	1,037.70	5.91	1,018.99	5.86	1.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Asia Pacific Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	APG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco European Growth Fund
Nasdaq:
A: AEDAX ¡ B: AEDBX ¡ C: AEDCX ¡ R: AEDRX ¡ Y: AEDYX ¡ Investor: EGINX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.40%
Class B Shares	6.00
Class C Shares	6.00
Class R Shares	6.24
Class Y Shares	6.54
Investor Class Shares	6.43
MSCI Europe Index▼ (Broad Market Index)*	6.04
MSCI EAFE Index▼ (Former Broad Market Index)*	6.81
MSCI Europe Growth Index▼ (Style-Specific Index)	8.88
Lipper European Funds Index■ (Peer Group Index)	7.55
Source: ▼FactSet Research Systems Inc.; ■Lipper Inc.

*The Fund has elected to use the MSCI Europe Index rather than the MSCI EAFE Index as its broad market index because the MSCI Europe Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI Europe Index captures large and mid-cap representation across 15 developed market countries in Europe. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	10.76%
10 Years	7.37
5 Years	8.76
1 Year	–7.14
Class B Shares
Inception (11/3/97)	10.77%
10 Years	7.33
5 Years	8.89
1 Year	–7.08
Class C Shares
Inception (11/3/97)	10.32%
10 Years	7.17
5 Years	9.17
1 Year	–3.41
Class R Shares
Inception (6/3/02)	9.79%
10 Years	7.71
5 Years	9.72
1 Year	–2.00
Class Y Shares
10 Years	8.16%
5 Years	10.27
1 Year	–1.50
Investor Class Shares
Inception (9/30/03)	11.04%
10 Years	8.01
5 Years	10.03
1 Year	–1.71

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	10.51%
10 Years	6.53
5 Years	7.59
1 Year	–9.90
Class B Shares
Inception (11/3/97)	10.52%
10 Years	6.49
5 Years	7.70
1 Year	–9.84
Class C Shares
Inception (11/3/97)	10.08%
10 Years	6.33
5 Years	8.00
1 Year	–6.27
Class R Shares
Inception (6/3/02)	9.46%
10 Years	6.87
5 Years	8.53
1 Year	–4.92
Class Y Shares
10 Years	7.30%
5 Years	9.08
1 Year	–4.45
Investor Class Shares
Inception (9/30/03)	10.67%
10 Years	7.16
5 Years	8.85
1 Year	–4.64

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.36%, 2.11%, 2.11%, 1.61%, 1.11% and 1.33%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.38%, 2.13%, 2.13%, 1.63%, 1.13% and 1.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3                         Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,
Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely, Philip Taylor Senior Managing Director, Invesco Ltd.
iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco European Growth Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.65%
Belgium–1.07%
Anheuser–Busch InBev N.V.	133,032	$16,162,831

Denmark–2.69%
Carlsberg AS–Class B	243,930	22,269,174
Novo Nordisk AS–Class B	325,940	18,258,850
		40,528,024

France–6.14%
Bollore S.A.	2,464,200	14,042,624
Metropole Television S.A.	407,516	8,505,286
Publicis Groupe S.A.	385,588	32,251,809
Schneider Electric S.E.	257,466	19,200,382
Vicat S.A.	256,660	18,475,818
		92,475,919

Germany–11.89%
adidas AG	173,650	14,316,282
Allianz S.E.	125,070	21,387,485
Deutsche Boerse AG	453,500	37,810,159
GEA Group AG	286,756	13,826,718
MorphoSys AG(a)	330,115	23,762,291
MTU Aero Engines AG	223,860	22,138,367
ProSiebenSat.1 Media AG	427,755	22,013,487
SAP S.E.	313,550	23,917,154
		179,171,943

Ireland–2.88%
DCC PLC	681,736	43,458,798

Israel–0.61%
Israel Chemicals Ltd.	1,323,862	9,263,790

Italy–2.23%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	1,109,202	20,592,432
Prada S.p.A.	2,392,500	13,026,708
		33,619,140

Netherlands–0.44%
Aalberts Industries N.V.	213,139	6,585,384

Norway–1.16%
Prosafe S.E.	4,929,845	17,547,194

Russia–1.46%
Sberbank of Russia–Preference Shares(a)	22,605,635	21,937,932

Spain–0.80%
Construcciones y Auxiliar de Ferrocarriles S.A.	34,764	12,103,933

	Shares	Value
Sweden–5.45%
Getinge AB–Class B	428,078	$10,408,461
Intrum Justitia AB	827,756	26,115,718
Investor AB–Class B	598,385	24,396,832
Telefonaktiebolaget LM Ericsson–Class B	1,933,092	21,215,110
		82,136,121

Switzerland–12.80%
ABB Ltd.	981,963	21,507,227
Aryzta AG	267,249	18,087,821
Julius Baer Group Ltd.	502,100	26,489,042
Kuoni Reisen Holding AG	66,248	22,355,857
Novartis AG	95,773	9,896,772
Roche Holding AG	73,053	21,045,537
Swatch Group AG (The)	24,374	10,939,930
Syngenta AG	60,391	20,304,474
Tecan Group AG	105,086	13,957,499
UBS Group AG	1,397,578	28,162,374
		192,746,533

Turkey–2.67%
Haci Omer Sabanci Holding A.S.	8,101,545	29,616,140
Tupras–Turkiye Petrol Rafinerileri A.S.	436,527	10,600,390
		40,216,530

Turkmenistan–1.97%
Dragon Oil PLC	3,124,791	29,686,872

United Kingdom–37.39%
Aberdeen Asset Management PLC	3,727,225	27,103,919
Amlin PLC	1,782,194	12,532,681
British American Tobacco PLC	525,134	28,885,386
Centrica PLC	2,565,407	10,029,356
Compass Group PLC	1,241,130	22,003,238
Halma PLC	1,116,661	12,199,666
HomeServe PLC	1,942,919	11,364,121
IG Group Holdings PLC	3,194,258	36,037,249
Informa PLC	2,792,356	23,840,484
John Wood Group PLC	2,295,120	24,219,513
Jupiter Fund Management PLC.	2,667,666	17,614,969
Kingfisher PLC	3,666,464	19,740,222
Lancashire Holdings Ltd.	1,171,980	11,499,900
Lloyds Banking Group PLC(a)	9,446,909	11,209,534
Micro Focus International PLC	1,410,849	27,148,814
Next PLC	122,438	13,792,779
Reed Elsevier PLC	1,695,629	28,081,676
Royal Dutch Shell PLC–Class B	561,016	18,063,542
Savills PLC	1,423,820	18,026,670
Sky PLC	3,345,864	55,225,378
Smith & Nephew PLC	845,553	14,467,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Growth Fund

	Shares	Value
United Kingdom–(continued)
Smiths Group PLC	883,201	$15,475,636
UBM PLC	1,081,397	9,370,997
Ultra Electronics Holdings PLC	690,708	18,406,910
Unilever N.V.	396,906	17,276,547
William Hill PLC	4,133,916	22,873,799
WPP PLC	1,574,632	36,772,465
		563,263,120
Total Common Stocks & Other Equity Interests (Cost $1,116,030,926)		1,380,904,064

	Shares	Value
Money Market Funds–7.55%
Liquid Assets Portfolio–Institutional Class(b)	56,905,303	$56,905,303
Premier Portfolio–Institutional Class(b)	56,905,304	56,905,304
Total Money Market Funds (Cost $113,810,607)		113,810,607
TOTAL INVESTMENTS–99.20% (Cost $1,229,841,533)		1,494,714,671
OTHER ASSETS LESS LIABILITIES–0.80%		12,010,545
NET ASSETS–100.00%		$1,506,725,216

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Consumer Discretionary	23.6%
Financials	21.5
Industrials	16.2
Health Care	7.4
Consumer Staples	6.8
Energy	6.6
Information Technology	5.6
Materials	3.2
Utilities	0.7
Money Market Funds Plus Other Assets Less Liabilities	8.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,116,030,926)	$1,380,904,064
Investments in affiliated money market funds, at value and cost	113,810,607
Total investments, at value (Cost $1,229,841,533)	1,494,714,671
Foreign currencies, at value (Cost $4,158,359)	4,244,645
Receivable for:
Investments sold	408,631
Fund shares sold	5,272,494
Dividends	7,706,739
Investment for trustee deferred compensation and retirement plans	212,437
Other assets	64,111
Total assets	1,512,623,728

Liabilities:
Payable for:
Investments purchased	2,606,185
Fund shares reacquired	1,979,091
Accrued fees to affiliates	819,337
Accrued trustees’ and officers’ fees and benefits	3,972
Accrued other operating expenses	248,424
Trustee deferred compensation and retirement plans	241,503
Total liabilities	5,898,512
Net assets applicable to shares outstanding	$1,506,725,216

Net assets consist of:
Shares of beneficial interest	$1,183,089,959
Undistributed net investment income	6,535,916
Undistributed net realized gain	52,092,542
Net unrealized appreciation	265,006,799
$1,506,725,216

Net Assets:
Class A	$560,986,076
Class B	$6,269,107
Class C	$103,357,305
Class R	$16,105,391
Class Y	$641,659,721
Investor Class	$178,347,616

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	14,989,039
Class B	179,441
Class C	2,955,299
Class R	431,851
Class Y	17,116,558
Investor Class	4,777,935
Class A:
Net asset value per share	$37.43
Maximum offering price per share (Net asset value of $37.43 ÷ 94.50%)	$39.61
Class B:
Net asset value and offering price per share	$34.94
Class C:
Net asset value and offering price per share	$34.97
Class R:
Net asset value and offering price per share	$37.29
Class Y:
Net asset value and offering price per share	$37.49
Investor Class:
Net asset value and offering price per share	$37.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $988,186)	$22,688,464
Dividends from affiliated money market funds	20,930
Total investment income	22,709,394

Expenses:
Advisory fees	6,543,198
Administrative services fees	181,587
Custodian fees	238,911
Distribution fees:
Class A	638,841
Class B	37,007
Class C	455,704
Class R	38,788
Investor Class	183,575
Transfer agent fees	1,285,159
Trustees’ and officers’ fees and benefits	25,602
Other	216,959
Total expenses	9,845,331
Less: Fees waived and expense offset arrangement(s)	(61,360)
Net expenses	9,783,971
Net investment income	12,925,423

Realized and unrealized gain from:
Net realized gain from:
Investment securities	51,705,908
Foreign currencies	896,944
52,602,852
Change in net unrealized appreciation of:
Investment securities	21,817,112
Foreign currencies	303,581
22,120,693
Net realized and unrealized gain	74,723,545
Net increase in net assets resulting from operations	$87,648,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$12,925,423	$26,106,567
Net realized gain	52,602,852	67,578,375
Change in net unrealized appreciation (depreciation)	22,120,693	(123,641,397)
Net increase (decrease) in net assets resulting from operations	87,648,968	(29,956,455)

Distributions to shareholders from net investment income:
Class A	(9,316,867)	(5,988,738)
Class B	(97,767)	(82,972)
Class C	(1,093,697)	(439,511)
Class R	(252,942)	(161,586)
Class Y	(16,031,370)	(9,199,162)
Investor Class	(3,212,811)	(2,330,739)
Total distributions from net investment income	(30,005,454)	(18,202,708)

Distributions to shareholders from net realized gains:
Class A	(21,258,611)	(9,666,633)
Class B	(364,390)	(243,679)
Class C	(4,076,344)	(1,290,802)
Class R	(664,498)	(308,730)
Class Y	(31,703,920)	(12,656,807)
Investor Class	(7,187,120)	(3,737,516)
Total distributions from net realized gains	(65,254,883)	(27,904,167)

Share transactions–net:
Class A	25,730,075	64,738,152
Class B	(2,263,815)	(3,373,210)
Class C	9,393,422	43,024,873
Class R	(126,803)	855,728
Class Y	(148,781,985)	212,747,518
Investor Class	2,935,057	(14,899,605)
Net increase (decrease) in net assets resulting from share transactions	(113,114,049)	303,093,456
Net increase (decrease) in net assets	(120,725,418)	227,030,126

Net assets:
Beginning of period	1,627,450,634	1,400,420,508
End of period (includes undistributed net investment income of $6,535,916 and $23,615,947, respectively)	$1,506,725,216	$1,627,450,634

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a

9                         Invesco European Growth Fund

CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco European Growth Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)

11                         Invesco European Growth Fund

until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.89%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $59,133.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $91,906 in

12                         Invesco European Growth Fund

front-end sales commissions from the sale of Class A shares and $22,370, $1,426 and $25,307 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $304,507,277 and from Level 2 to Level 1 of $168,168,339, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$—	$16,162,831	$—	$16,162,831
Denmark	22,269,174	18,258,850	—	40,528,024
France	—	92,475,919	—	92,475,919
Germany	60,371,803	118,800,140	—	179,171,943
Ireland	—	43,458,798	—	43,458,798
Israel	—	9,263,790	—	9,263,790
Italy	13,026,708	20,592,432	—	33,619,140
Netherlands	—	6,585,384	—	6,585,384
Norway	17,547,194	—	—	17,547,194
Russia	—	21,937,932	—	21,937,932
Spain	—	12,103,933	—	12,103,933
Sweden	47,330,828	34,805,293	—	82,136,121
Switzerland	—	192,746,533	—	192,746,533
Turkey	40,216,530	—	—	40,216,530
Turkmenistan	—	29,686,872	—	29,686,872
United Kingdom	27,777,907	535,485,213	—	563,263,120
United States	113,810,607	—	—	113,810,607
Total Investments	$343,350,751	$1,152,363,920	$—	$1,494,714,671

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,227.

13                         Invesco European Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $51,679,124 and $305,174,415, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$321,966,550
Aggregate unrealized (depreciation) of investment securities	(62,868,117)
Net unrealized appreciation of investment securities	$259,098,433

Cost of investments for tax purposes is $1,235,616,238.

14                         Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,445,046	$88,128,776	6,165,588	$243,448,178
Class B	8,157	275,206	35,238	1,296,324
Class C	626,074	21,176,583	1,603,861	59,196,274
Class R	64,834	2,351,414	168,060	6,615,797
Class Y	3,759,541	135,941,827	15,858,930	622,152,874
Investor Class	196,588	7,027,726	474,978	18,621,091

Issued as reinvestment of dividends:
Class A	801,716	27,330,489	384,642	14,469,995
Class B	13,788	439,987	8,937	314,423
Class C	146,579	4,683,191	44,935	1,582,625
Class R	26,937	915,869	12,556	468,963
Class Y	987,757	33,692,395	373,625	14,003,465
Investor Class	289,106	9,826,734	152,084	5,678,807

Automatic conversion of Class B shares to Class A shares:
Class A	57,524	2,092,074	73,141	2,879,386
Class B	(61,564)	(2,092,074)	(78,092)	(2,879,386)

Reacquired:
Class A	(2,543,191)	(91,821,264)	(5,015,693)	(196,059,407)
Class B	(26,184)	(886,934)	(57,078)	(2,104,571)
Class C	(490,554)	(16,466,352)	(493,096)	(17,754,026)
Class R	(94,181)	(3,394,086)	(159,903)	(6,229,032)
Class Y	(8,902,072)	(318,416,207)	(10,851,267)	(423,408,821)
Investor Class	(388,948)	(13,919,403)	(1,004,014)	(39,199,503)
Net increase (decrease) in share activity	(3,083,047)	$(113,114,049)	7,697,432	$303,093,456

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$37.50	$0.30	$1.88		$2.18	$(0.69)	$(1.56)	$(2.25)	$37.43	6.40%		$560,986	1.39	%(e)	1.40	%(e)	1.70	%(e)	4%
Year ended 10/31/14	39.17	0.54	(1.02)		(0.48)	(0.45)	(0.74)	(1.19)	37.50	(1.22)		533,550	1.34		1.36		1.38		18
Year ended 10/31/13	32.84	0.48	7.06		7.54	(0.60)	(0.61)	(1.21)	39.17	23.72		494,360	1.39		1.41		1.35		15
Year ended 10/31/12	30.13	0.59	3.07	(f)	3.66	(0.95)	—	(0.95)	32.84	12.64	(f)	377,331	1.47		1.48		1.94		14
Year ended 10/31/11	30.81	0.58	(0.89	)(f)	(0.31)	(0.37)	—	(0.37)	30.13	(1.02	)(f)	362,913	1.44		1.45		1.84		21
Year ended 10/31/10	26.66	0.29	4.23		4.52	(0.37)	—	(0.37)	30.81	17.12		433,347	1.50		1.51		1.07		25
Class B
Six months ended 04/30/15	35.01	0.16	1.75		1.91	(0.42)	(1.56)	(1.98)	34.94	6.00		6,269	2.14	(e)	2.15	(e)	0.95	(e)	4
Year ended 10/31/14	36.71	0.23	(0.94)		(0.71)	(0.25)	(0.74)	(0.99)	35.01	(1.96)		8,586	2.09		2.11		0.63		18
Year ended 10/31/13	30.87	0.20	6.64		6.84	(0.39)	(0.61)	(1.00)	36.71	22.82		12,343	2.14		2.16		0.60		15
Year ended 10/31/12	28.27	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.87	11.80	(f)	15,089	2.22		2.23		1.19		14
Year ended 10/31/11	28.92	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.27	(1.78	)(f)	21,177	2.19		2.20		1.09		21
Year ended 10/31/10	25.06	0.08	3.97		4.05	(0.19)	—	(0.19)	28.92	16.24		31,767	2.25		2.26		0.32		25
Class C
Six months ended 04/30/15	35.04	0.16	1.75		1.91	(0.42)	(1.56)	(1.98)	34.97	6.00		103,357	2.14	(e)	2.15	(e)	0.95	(e)	4
Year ended 10/31/14	36.74	0.23	(0.94)		(0.71)	(0.25)	(0.74)	(0.99)	35.04	(1.96)		93,680	2.09		2.11		0.63		18
Year ended 10/31/13	30.90	0.20	6.64		6.84	(0.39)	(0.61)	(1.00)	36.74	22.80		55,760	2.14		2.16		0.60		15
Year ended 10/31/12	28.30	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.90	11.79	(f)	38,282	2.22		2.23		1.19		14
Year ended 10/31/11	28.95	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.30	(1.78	)(f)	41,078	2.19		2.20		1.09		21
Year ended 10/31/10	25.08	0.08	3.98		4.06	(0.19)	—	(0.19)	28.95	16.27		56,637	2.25		2.26		0.32		25
Class R
Six months ended 04/30/15	37.33	0.26	1.86		2.12	(0.60)	(1.56)	(2.16)	37.29	6.24		16,105	1.64	(e)	1.65	(e)	1.45	(e)	4
Year ended 10/31/14	39.02	0.44	(1.01)		(0.57)	(0.38)	(0.74)	(1.12)	37.33	(1.46)		16,210	1.59		1.61		1.13		18
Year ended 10/31/13	32.73	0.39	7.04		7.43	(0.53)	(0.61)	(1.14)	39.02	23.42		16,137	1.64		1.66		1.10		15
Year ended 10/31/12	30.00	0.51	3.07	(f)	3.58	(0.85)	—	(0.85)	32.73	12.36	(f)	13,204	1.72		1.73		1.69		14
Year ended 10/31/11	30.68	0.50	(0.89	)(f)	(0.39)	(0.29)	—	(0.29)	30.00	(1.28	)(f)	14,911	1.69		1.70		1.59		21
Year ended 10/31/10	26.56	0.22	4.21		4.43	(0.31)	—	(0.31)	30.68	16.82		17,578	1.75		1.76		0.82		25
Class Y
Six months ended 04/30/15	37.62	0.35	1.87		2.22	(0.79)	(1.56)	(2.35)	37.49	6.54		641,660	1.14	(e)	1.15	(e)	1.95	(e)	4
Year ended 10/31/14	39.28	0.64	(1.03)		(0.39)	(0.53)	(0.74)	(1.27)	37.62	(0.98)		800,278	1.09		1.11		1.63		18
Year ended 10/31/13	32.92	0.57	7.07		7.64	(0.67)	(0.61)	(1.28)	39.28	24.01		624,166	1.14		1.16		1.60		15
Year ended 10/31/12	30.22	0.67	3.08	(f)	3.75	(1.05)	—	(1.05)	32.92	12.96	(f)	260,860	1.22		1.23		2.19		14
Year ended 10/31/11	30.91	0.66	(0.91	)(f)	(0.25)	(0.44)	—	(0.44)	30.22	(0.80	)(f)	215,716	1.19		1.20		2.09		21
Year ended 10/31/10	26.73	0.36	4.25		4.61	(0.43)	—	(0.43)	30.91	17.44		190,994	1.25		1.26		1.32		25
Investor Class
Six months ended 04/30/15	37.42	0.31	1.86		2.17	(0.70)	(1.56)	(2.26)	37.33	6.40		178,348	1.36	(e)(g)	1.37	(e)(g)	1.73	(e)(g)	4
Year ended 10/31/14	39.08	0.55	(1.02)		(0.47)	(0.45)	(0.74)	(1.19)	37.42	(1.19)		175,148	1.31	(g)	1.33	(g)	1.41	(g)	18
Year ended 10/31/13	32.78	0.48	7.04		7.52	(0.61)	(0.61)	(1.22)	39.08	23.74		197,655	1.38		1.40		1.36		15
Year ended 10/31/12	30.07	0.61	3.07	(f)	3.68	(0.97)	—	(0.97)	32.78	12.75	(f)	155,575	1.41		1.42		2.00		14
Year ended 10/31/11	30.76	0.60	(0.92	)(f)	(0.32)	(0.37)	—	(0.37)	30.07	(1.03	)(f)	153,892	1.38		1.39		1.90		21
Year ended 10/31/10	26.61	0.30	4.22		4.52	(0.37)	—	(0.37)	30.76	17.16		175,069	1.47		1.48		1.10		25

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $515,308, $7,463, $91,896, $15,644, $681,835 and $171,266 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2012, would have been $2.96, $2.79, $2.79, $2.95, $2.97 and $2.96 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower. Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2011, would have been $(1.11), $(1.06), $(1.06), $(1.11), $(1.13) and $(1.14) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.22% and 0.21% for the six months ended April 30, 2015 and the year ended October 31, 2014, respectively.

16                         Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,064.00	$7.11	$1,017.90	$6.95	1.39%
B	1,000.00	1,060.00	10.93	1,014.18	10.69	2.14
C	1,000.00	1,060.00	10.93	1,014.18	10.69	2.14
R	1,000.00	1,062.40	8.39	1,016.66	8.20	1.64
Y	1,000.00	1,065.40	5.84	1,019.14	5.71	1.14
Investor	1,000.00	1,064.30	6.96	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco European Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	EGR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Growth Fund
Nasdaq:
A: AGGAX ¡ B: AGGBX ¡ C: AGGCX ¡ Y: AGGYX ¡ R5: GGAIX ¡ R6: AGGFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.93%
Class B Shares	5.53
Class C Shares	5.49
Class Y Shares	6.05
Class R5 Shares	6.15
Class R6 Shares	6.15
MSCI All Country World Index▼ (Broad Market Index)	4.97
MSCI All Country World Growth Index▼ (Style-Specific Index)	7.08
Lipper Global Multi-Cap Growth Funds Index■ (Peer Group Index)*	5.00
Lipper Global Large-Cap Growth Funds Index■ (Former Peer Group Index)*	5.73
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

* The Fund has elected to use the Lipper Global Multi-Cap Growth Funds Index rather than the Lipper Global Large-Cap Growth Funds Index as its peer group benchmark because the Lipper Global Multi-Cap Growth Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

The MSCI All Country World Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 21 emerging markets countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multi-cap growth funds tracked by Lipper.
The Lipper Global Large-Cap Growth Funds Index is an unmanaged index considered representative of global large-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.86%
10 Years	7.06
5 Years	9.85
1 Year	2.20

Class B Shares
Inception (9/15/94)	6.93%
10 Years	7.03
5 Years	10.00
1 Year	2.42

Class C Shares
Inception (8/4/97)	4.16%
10 Years	6.87
5 Years	10.26
1 Year	6.36

Class Y Shares
10 Years	7.85%
5 Years	11.36
1 Year	8.41

Class R5 Shares
10 Years	8.10%
5 Years	11.62
1 Year	8.66

Class R6 Shares
10 Years	7.80%
5 Years	11.36
1 Year	8.67

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.73%
10 Years	6.41
5 Years	8.93
1 Year	0.21

Class B Shares
Inception (9/15/94)	6.80%
10 Years	6.37
5 Years	9.06
1 Year	0.41

Class C Shares
Inception (8/4/97)	4.00%
10 Years	6.21
5 Years	9.35
1 Year	4.31

Class Y Shares
10 Years	7.19%
5 Years	10.44
1 Year	6.31

Class R5 Shares
10 Years	7.44%
5 Years	10.68
1 Year	6.51

Class R6 Shares
10 Years	7.13%
5 Years	10.42
1 Year	6.55

CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.43%, 2.18%, 2.18%, 1.18%, 0.94% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The

3	Invesco Global Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4	Invesco Global Growth Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.18%
Australia–1.60%
Amcor Ltd.	397,807	$4,231,961
Brambles Ltd.	189,960	1,622,419
		5,854,380

Belgium–0.91%
Anheuser-Busch InBev N.V.	27,414	3,330,686

Brazil–4.53%
Banco Bradesco S.A.–ADR	455,173	4,865,799
BM&FBOVESPA S.A.	1,409,531	5,778,109
BRF S.A.	121,841	2,612,179
Cielo S.A.	241,737	3,325,917
		16,582,004

Canada–3.87%
Cenovus Energy Inc.	92,247	1,738,042
CGI Group Inc.–Class A(a)	118,200	4,975,295
Encana Corp.	237,985	3,379,213
Suncor Energy, Inc.	125,627	4,091,416
		14,183,966

China–4.42%
Baidu, Inc.–ADR(a)	19,076	3,820,541
Great Wall Motor Co. Ltd.–Class H	670,000	5,079,546
Industrial & Commercial Bank of China Ltd.–Class H	4,271,000	3,714,153
NetEase, Inc.–ADR	27,992	3,588,294
		16,202,534

Denmark–2.25%
Carlsberg AS–Class B	57,214	5,223,255
Novo Nordisk AS–Class B	54,043	3,027,438
		8,250,693

France–1.58%
Publicis Groupe S.A.	35,002	2,927,679
Schneider Electric S.E.	38,245	2,852,099
		5,779,778

Germany–3.81%
adidas AG	29,213	2,408,417
Deutsche Boerse AG	52,112	4,344,792
ProSiebenSat.1 Media AG	79,509	4,091,759
SAP S.E.	40,856	3,116,438
		13,961,406

Hong Kong–2.49%
Galaxy Entertainment Group Ltd.	676,000	3,258,639
Hutchison Whampoa Ltd.	398,000	5,864,344
		9,122,983

	Shares	Value
Indonesia–1.01%
PT Bank Mandiri Persero Tbk	4,455,700	$3,689,355

Israel–2.74%
Check Point Software Technologies Ltd.(a)	31,211	2,605,494
Teva Pharmaceutical Industries Ltd.–ADR	123,104	7,437,944
		10,043,438

Italy–0.62%
Prada S.p.A.	420,900	2,291,721

Japan–4.12%
FANUC Corp.	7,100	1,552,921
Japan Tobacco, Inc.	113,200	3,960,835
Keyence Corp.	2,800	1,496,407
Komatsu Ltd.	89,600	1,799,523
Toyota Motor Corp.	44,200	3,070,405
Yahoo Japan Corp.	781,800	3,201,379
		15,081,470

Mexico–0.84%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR(a)	1,774	160,529
Grupo Televisa S.A.B.–ADR(a)	80,441	2,928,857
		3,089,386

Singapore–2.15%
Avago Technologies Ltd.	31,752	3,711,174
United Overseas Bank Ltd.	226,000	4,171,969
		7,883,143

South Korea–1.15%
Samsung Electronics Co., Ltd.	3,224	4,227,179

Spain–0.89%
Amadeus IT Holding S.A.–Class A	71,340	3,256,860

Sweden–1.81%
Getinge AB–Class B	103,973	2,528,041
Telefonaktiebolaget LM Ericsson–Class B	375,502	4,121,023
		6,649,064

Switzerland–6.19%
ABB Ltd.	183,604	4,021,346
Julius Baer Group Ltd.	60,883	3,211,974
Novartis AG	22,948	2,371,348
Roche Holding AG	12,990	3,742,235
Swatch Group AG (The)	5,961	2,675,512
Syngenta AG	10,247	3,445,215
UBS Group AG	159,383	3,211,702
		22,679,332

Taiwan–1.20%
Taiwan Semiconductor Manufacturing Co. Ltd.	909,428	4,390,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Growth Fund

	Shares	Value
Thailand–1.24%
Kasikornbank PCL–NVDR	718,500	$4,555,141

Turkey–0.51%
Akbank T.A.S.	643,160	1,874,660

United Kingdom–11.58%
Aberdeen Asset Management PLC	479,032	3,483,461
British American Tobacco PLC	53,503	2,942,972
Compass Group PLC	152,965	2,711,823
Kingfisher PLC	644,832	3,471,772
Lloyds Banking Group PLC	1,573,993	1,867,672
Next PLC	24,157	2,721,313
Reed Elsevier PLC	246,637	4,084,608
Royal Dutch Shell PLC–Class B	83,041	2,673,747
Sky PLC	430,265	7,101,767
Smith & Nephew PLC	179,221	3,066,526
Unilever N.V.	62,515	2,721,156
WPP PLC	238,599	5,572,015
		42,418,832

United States–33.67%
Aon PLC	26,244	2,525,460
Apple Inc.	61,286	7,669,943
BB&T Corp.	104,952	4,018,612
Cadence Design Systems, Inc.(a)	234,686	4,376,894
Cameron International Corp.(a)	68,407	3,750,072
Cardinal Health, Inc.	21,130	1,782,104
Celgene Corp.(a)	32,065	3,464,944
Cisco Systems, Inc.	186,203	5,368,232
Citrix Systems, Inc.(a)	53,590	3,599,104
Comcast Corp.–Class A	81,388	4,700,971
DIRECTV(a)	41,176	3,734,869
Discovery Communications, Inc.–Class A(a)	117,406	3,799,258
Dollar General Corp.	58,556	4,257,607

	Shares	Value
United States–(continued)
EMC Corp.	202,393	$5,446,396
Expedia, Inc.	40,263	3,793,982
Express Scripts Holding Co.(a)	55,482	4,793,645
First Republic Bank	50,147	2,923,069
Garmin Ltd.	42,303	1,911,673
Gilead Sciences, Inc.(a)	64,432	6,476,060
Google Inc.–Class A(a)	6,330	3,473,714
Google Inc.–Class C(a)	4,663	2,505,503
IHS Inc.–Class A(a)	30,113	3,778,278
Ingersoll-Rand PLC	64,888	4,272,226
JPMorgan Chase & Co.	67,795	4,288,712
Las Vegas Sands Corp.	32,648	1,726,426
Macy’s, Inc.	63,811	4,124,105
Mattel, Inc.	76,789	2,162,378
Microsoft Corp.	78,917	3,838,523
Newell Rubbermaid Inc.	108,582	4,140,232
Occidental Petroleum Corp.	37,725	3,021,773
Scripps Networks Interactive Inc.–Class A	29,838	2,084,483
Urban Outfitters, Inc.(a)	138,945	5,563,358
		123,372,606
Total Common Stocks & Other Equity Interests (Cost $242,956,772)		348,771,577

Money Market Funds–4.65%
Liquid Assets Portfolio–Institutional Class(b)	8,522,329	8,522,329
Premier Portfolio–Institutional Class(b)	8,522,328	8,522,328
Total Money Market Funds (Cost $17,044,657)		17,044,657
TOTAL INVESTMENTS–99.83% (Cost $260,001,429)		365,816,234
OTHER ASSETS LESS LIABILITIES–0.17%		613,049
NET ASSETS–100.00%		$366,429,283

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Consumer Discretionary	26.3%
Information Technology	22.4
Financials	16.0
Health Care	10.6
Industrials	7.0
Consumer Staples	5.7
Energy	5.1
Materials	2.1
Money Market Funds Plus Other Assets Less Liabilities	4.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $242,956,772)	$348,771,577
Investments in affiliated money market funds, at value and cost	17,044,657
Total investments, at value (Cost $260,001,429)	365,816,234
Foreign currencies, at value (Cost $1,457,259)	1,449,371
Receivable for:
Investments sold	284,949
Fund shares sold	151,658
Dividends	972,675
Investment for trustee deferred compensation and retirement plans	138,542
Other assets	35,372
Total assets	368,848,801

Liabilities:
Payable for:
Investments purchased	876,306
Fund shares reacquired	832,125
Accrued foreign taxes	88,121
Accrued fees to affiliates	322,709
Accrued trustees’ and officers’ fees and benefits	2,345
Accrued other operating expenses	144,880
Trustee deferred compensation and retirement plans	153,032
Total liabilities	2,419,518
Net assets applicable to shares outstanding	$366,429,283

Net assets consist of:
Shares of beneficial interest	$248,367,217
Undistributed net investment income	478,458
Undistributed net realized gain	11,782,835
Net unrealized appreciation	105,800,773
$366,429,283

Net Assets:
Class A	$326,918,977
Class B	$4,698,208
Class C	$26,829,202
Class Y	$6,790,657
Class R5	$11,597
Class R6	$1,180,642

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	10,782,363
Class B	167,126
Class C	954,264
Class Y	223,508
Class R5	384
Class R6	39,106
Class A:
Net asset value per share	$30.32
Maximum offering price per share
(Net asset value of $30.32 ÷ 94.50%)	$32.08
Class B:
Net asset value and offering price per share	$28.11
Class C:
Net asset value and offering price per share	$28.12
Class Y:
Net asset value and offering price per share	$30.38
Class R5:
Net asset value and offering price per share	$30.20
Class R6:
Net asset value and offering price per share	$30.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $238,377)	$3,222,739
Dividends from affiliated money market funds	3,024
Total investment income	3,225,763

Expenses:
Advisory fees	1,386,553
Administrative services fees	52,552
Custodian fees	67,009
Distribution fees:
Class A	390,782
Class B	25,310
Class C	128,080
Transfer agent Fees — A, B, C and Y	424,645
Transfer agent fees — R5	58
Transfer agent fees — R6	31
Trustees’ and officers’ fees and benefits	14,864
Other	126,160
Total expenses	2,616,044
Less: Fees waived and expense offset arrangement(s)	(9,300)
Net expenses	2,606,744
Net investment income	619,019

Realized and unrealized gain from:
Net realized gain from:
Investment securities (Net of foreign taxes of $4,095)	11,933,172
Foreign currencies	69,049
12,002,221
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $64,974)	7,546,767
Foreign currencies	13,782
7,560,549
Net realized and unrealized gain	19,562,770
Net increase in net assets resulting from operations	$20,181,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$619,019	$2,494,276
Net realized gain	12,002,221	27,985,355
Change in net unrealized appreciation	7,560,549	58,918
Net increase in net assets resulting from operations	20,181,789	30,538,549

Distributions to shareholders from net investment income:
Class A	(1,810,977)	(2,140,605)
Class B	—	(4,867)
Class C	—	(15,887)
Class Y	(34,501)	(30,510)
Class R5	(11,226)	(9,515)
Class R6	(126)	(139)
Total distributions from net investment income	(1,856,830)	(2,201,523)

Distributions to shareholders from net realized gains:
Class A	(23,403,048)	(10,686,960)
Class B	(432,841)	(275,973)
Class C	(2,070,353)	(900,875)
Class Y	(326,031)	(108,786)
Class R5	(84,043)	(27,580)
Class R6	(944)	(402)
Total distributions from net realized gains	(26,317,260)	(12,000,576)

Share transactions–net:
Class A	19,284,398	(25,348,475)
Class B	(723,139)	(2,699,528)
Class C	1,614,465	(384,084)
Class Y	2,441,623	1,053,144
Class R5	(1,012,643)	240,932
Class R6	1,168,280	—
Net increase (decrease) in net assets resulting from share transactions	22,772,984	(27,138,011)
Net increase (decrease) in net assets	14,780,683	(10,801,561)

Net assets:
Beginning of period	351,648,600	362,450,161
End of period (includes undistributed net investment income of $478,458 and $1,716,269, respectively)	$366,429,283	$351,648,600

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective

9                         Invesco Global Growth Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

10                         Invesco Global Growth Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying

11                         Invesco Global Growth Fund

securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $8,077.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $18,734 in

12                         Invesco Global Growth Fund

front-end sales commissions from the sale of Class A shares and $50, $1,094 and $420 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $14,978,939 and from Level 2 to Level 1 of $23,089,155, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$5,854,380	$—	$5,854,380
Belgium	—	3,330,686	—	3,330,686
Brazil	16,582,004	—	—	16,582,004
Canada	14,183,966	—	—	14,183,966
China	11,122,988	5,079,546	—	16,202,534
Denmark	5,223,255	3,027,438	—	8,250,693
France	—	5,779,778	—	5,779,778
Germany	5,524,855	8,436,551	—	13,961,406
Hong Kong	5,864,344	3,258,639	—	9,122,983
Indonesia	—	3,689,355	—	3,689,355
Israel	10,043,438	—	—	10,043,438
Italy	2,291,721	—	—	2,291,721
Japan	—	15,081,470	—	15,081,470
Mexico	3,089,386	—	—	3,089,386
Singapore	3,711,174	4,171,969	—	7,883,143
South Korea	—	4,227,179	—	4,227,179
Spain	—	3,256,860	—	3,256,860
Sweden	4,121,023	2,528,041	—	6,649,064
Switzerland	—	22,679,332	—	22,679,332
Taiwan	—	4,390,960	—	4,390,960
Thailand	—	4,555,141	—	4,555,141
Turkey	1,874,660	—	—	1,874,660
United Kingdom	—	42,418,832	—	42,418,832
United States	140,417,263	—	—	140,417,263
Total Investments	$224,050,077	$141,766,157	$—	$365,816,234

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,223.

13                         Invesco Global Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $28,665,166 and $40,310,333, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$111,297,640
Aggregate unrealized (depreciation) of investment securities	(5,699,298)
Net unrealized appreciation of investment securities	$105,598,342

Cost of investments for tax purposes is $260,217,892.

14                         Invesco Global Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	470,292	$13,865,542	489,665	$14,890,326
Class B	5,211	141,812	11,127	311,076
Class C	56,389	1,551,016	89,429	2,522,033
Class Y	99,219	2,903,095	78,631	2,411,319
Class R5	—	—	9,250	275,709
Class R6	39,164	1,181,860	—	—

Issued as reinvestment of dividends:
Class A	822,495	22,996,947	411,588	11,705,557
Class B	16,087	418,266	10,187	271,391
Class C	75,132	1,953,418	32,091	854,895
Class Y	10,816	302,732	3,967	112,890
Class R5	3,389	94,247	1,293	36,579

Automatic conversion of Class B shares to Class A shares:
Class A	25,575	763,230	73,470	2,249,836
Class B	(27,542)	(763,230)	(78,694)	(2,249,836)

Reacquired:
Class A	(617,848)	(18,341,321)	(1,793,277)	(54,194,194)
Class B	(18,922)	(519,987)	(36,467)	(1,032,159)
Class C	(68,826)	(1,889,969)	(133,101)	(3,761,012)
Class Y	(25,737)	(764,204)	(48,426)	(1,471,065)
Class R5	(38,874)	(1,106,890)	(2,345)	(71,356)
Class R6	(461)	(13,580)	—	—
Net increase (decrease) in share activity	825,559	$22,772,984	(881,612)	$(27,138,011)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$31.21	$0.06	$1.58	$1.64	$(0.18)	$(2.35)	$(2.53)	$30.32	5.93%	$326,919	1.44	%(e)	1.44	%(e)	0.41	%(e)	8%
Year ended 10/31/14	29.84	0.23	2.34	2.57	(0.20)	(1.00)	(1.20)	31.21	9.00	314,679	1.43		1.43		0.76		27
Year ended 10/31/13	24.22	0.15	5.82	5.97	(0.22)	(0.13)	(0.35)	29.84	24.96	325,319	1.43		1.47		0.56		29
Year ended 10/31/12	22.26	0.20	1.90	2.10	(0.14)	—	(0.14)	24.22	9.50	277,313	1.34		1.56		0.85		33
Year ended 10/31/11	22.30	0.12	(0.02)	0.10	(0.14)	—	(0.14)	22.26	0.41	185,484	1.62		1.63		0.50		28
Year ended 10/31/10	19.51	0.09	2.88	2.97	(0.18)	—	(0.18)	22.30	15.33	208,436	1.62		1.63		0.44		41
Class B
Six months ended 04/30/15	29.04	(0.04)	1.46	1.42	—	(2.35)	(2.35)	28.11	5.53	4,698	2.19	(e)	2.19	(e)	(0.34	)(e)	8
Year ended 10/31/14	27.87	0.01	2.18	2.19	(0.02)	(1.00)	(1.02)	29.04	8.17	5,585	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	7,975	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	9,368	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)	10,776	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.29	(0.06)	2.71	2.65	(0.04)	—	(0.04)	20.90	14.53	15,713	2.37		2.38		(0.31)		41
Class C
Six months ended 04/30/15	29.05	(0.04)	1.46	1.42	—	(2.35)	(2.35)	28.12	5.53	26,829	2.19	(e)	2.19	(e)	(0.34	)(e)	8
Year ended 10/31/14	27.87	0.01	2.19	2.20	(0.02)	(1.00)	(1.02)	29.05	8.21	25,896	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	25,175	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	21,803	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)	10,838	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.30	(0.06)	2.70	2.64	(0.04)	—	(0.04)	20.90	14.47	12,893	2.37		2.38		(0.31)		41
Class Y
Six months ended 04/30/15	31.30	0.10	1.58	1.68	(0.25)	(2.35)	(2.60)	30.38	6.05	6,791	1.19	(e)	1.19	(e)	0.66	(e)	8
Year ended 10/31/14	29.94	0.31	2.33	2.64	(0.28)	(1.00)	(1.28)	31.30	9.24	4,358	1.18		1.18		1.01		27
Year ended 10/31/13	24.29	0.22	5.83	6.05	(0.27)	(0.13)	(0.40)	29.94	25.31	3,144	1.18		1.22		0.81		29
Year ended 10/31/12	22.33	0.25	1.91	2.16	(0.20)	—	(0.20)	24.29	9.78	2,372	1.09		1.31		1.10		33
Year ended 10/31/11	22.37	0.17	(0.02)	0.15	(0.19)	—	(0.19)	22.33	0.61	1,400	1.37		1.38		0.75		28
Year ended 10/31/10	19.57	0.14	2.89	3.03	(0.23)	—	(0.23)	22.37	15.58	1,123	1.37		1.38		0.69		41
Class R5
Six months ended 04/30/15	31.17	0.12	1.58	1.70	(0.32)	(2.35)	(2.67)	30.20	6.15	12	0.98	(e)	0.98	(e)	0.87	(e)	8
Year ended 10/31/14	29.82	0.38	2.31	2.69	(0.34)	(1.00)	(1.34)	31.17	9.49	1,118	0.94		0.94		1.25		27
Year ended 10/31/13	24.18	0.27	5.80	6.07	(0.30)	(0.13)	(0.43)	29.82	25.51	825	0.99		0.99		1.00		29
Year ended 10/31/12	22.33	0.28	1.90	2.18	(0.33)	—	(0.33)	24.18	9.95	379	0.99		0.99		1.20		33
Year ended 10/31/11	22.37	0.28	(0.06)	0.22	(0.26)	—	(0.26)	22.33	0.95	306	0.82		0.83		1.30		28
Year ended 10/31/10	19.59	0.20	2.89	3.09	(0.31)	—	(0.31)	22.37	15.93	9	1.07		1.08		0.99		41
Class R6
Six months ended 04/30/15	31.16	0.13	1.56	1.69	(0.31)	(2.35)	(2.66)	30.19	6.15	1,181	0.98	(e)	0.98	(e)	0.87	(e)	8
Year ended 10/31/14	29.80	0.38	2.32	2.70	(0.34)	(1.00)	(1.34)	31.16	9.53	13	0.94		0.94		1.25		27
Year ended 10/31/13	24.17	0.27	5.79	6.06	(0.30)	(0.13)	(0.43)	29.80	25.52	12	0.99		0.99		1.00		29
Year ended 10/31/12(f)	24.84	0.03	(0.70)	(0.67)	—	—	—	24.17	(2.70)	10	0.95	(g)	0.96	(g)	1.24	(g)	33

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $92,850,953 and sold of $35,562,826 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Advantage into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $315,216, $5,104, $25,828, $5,417, $324 and $173 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,059.30	$7.35	$1,017.65	$7.20	1.44%
B	1,000.00	1,055.30	11.16	1,013.93	10.94	2.19
C	1,000.00	1,054.90	11.16	1,013.93	10.94	2.19
Y	1,000.00	1,060.50	6.08	1,018.89	5.96	1.19
R5	1,000.00	1,061.50	5.01	1,019.93	4.91	0.98
R6	1,000.00	1,061.50	5.01	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Opportunities Fund
Nasdaq:
A: IAOPX ¡ C: ICOPX ¡ R: IROPX ¡ Y: IYOPX ¡ R5: IIOPX ¡ R6: IFOPX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
5 Financial Statements
7 Notes to Financial Statements
13 Financial Highlights
14 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.72%
Class C Shares	7.34
Class R Shares	7.52
Class Y Shares	7.85
Class R5 Shares	7.93
Class R6 Shares	7.85
MSCI All Country World Index▼ (Broad Market/Style-Specific Index)	4.97
Lipper Global Large-Cap Core Funds Index■ (Peer Group Index)	3.69
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	17.60%
1 Year	–1.50

Class C Shares
Inception (8/3/12)	19.15%
1 Year	2.64

Class R Shares
Inception (8/3/12)	19.74%
1 Year	3.98

Class Y Shares
Inception (8/3/12)	20.34%
1 Year	4.53

Class R5 Shares
Inception (8/3/12)	20.37%
1 Year	4.61

Class R6 Shares
Inception	20.34%
1 Year	4.53

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	16.21%
1 Year	–5.82

Class C Shares
Inception (8/3/12)	17.78%
1 Year	–1.98

Class R Shares
Inception (8/3/12)	18.38%
1 Year	–0.66

Class Y Shares
Inception (8/3/12)	18.98%
1 Year	–0.11

Class R5 Shares
Inception (8/3/12)	18.98%
1 Year	–0.11

Class R6 Shares
Inception	18.98%
1 Year	–0.11

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.39%, 3.14%, 2.64%, 2.14%, 1.99% and 1.99%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.

2                             Invesco Global Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,
Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks. of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                             Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.81%
Brazil–2.24%
EZ Tec Empreendimentos e Participacoes S.A.	51,000	$320,961

Cambodia–1.52%
NagaCorp Ltd.	304,000	218,945

China–2.75%
NetEase, Inc.–ADR	3,085	395,466

France–5.31%
Airbus Group N.V.	7,560	525,007
Legrand S.A.	4,102	236,998
		762,005

Germany–3.49%
Beiersdorf AG	2,986	261,008
Continental AG	1,015	239,806
		500,814

Hong Kong–5.55%
Hutchison Whampoa Ltd.	20,000	294,691
Standard Chartered PLC	30,650	502,654
		797,345

Indonesia–1.27%
PT Bank Rakyat Indonesia Persero Tbk	204,200	182,815

Norway–4.19%
Statoil ASA	28,415	601,754

South Korea–1.96%
Samsung Electronics Co., Ltd.	215	281,899

Spain–1.05%
Mediaset Espana Comunicacion S.A.(a)	11,104	150,627

Sweden–2.41%
Lundin Petroleum AB(a)	21,443	346,206

Switzerland–4.25%
Burckhardt Compression Holding AG	524	227,930
Holcim Ltd.	4,730	382,133
		610,063

	Shares	Value
United Kingdom–26.32%
Booker Group PLC	324,041	$720,286
British American Tobacco PLC	6,783	373,104
DS Smith PLC	50,870	272,605
HSBC Holdings PLC	16,000	158,260
London Stock Exchange Group PLC	7,991	312,008
Rio Tinto Ltd.	3,646	164,086
Rolls-Royce Holdings PLC	25,115	402,481
Rolls-Royce Holdings PLC(a)	3,541,215	5,436
Royal Dutch Shell PLC–Class A	16,277	516,400
Tesco PLC	106,701	360,573
Thomas Cook Group PLC(a)	224,050	493,181
		3,778,420

United States–36.50%
Citigroup Inc.	14,132	753,518
First Republic Bank	13,419	782,194
Google Inc.–Class A(a)	362	198,655
Google Inc.–Class C(a)	240	128,778
J. C. Penney Co., Inc.(a)	35,114	291,446
JPMorgan Chase & Co.	10,148	641,962
Las Vegas Sands Corp.	5,691	300,940
MasterCard, Inc.–Class A	9,867	890,102
McGraw Hill Financial, Inc.	3,047	317,802
Samsonite International S.A.	65,100	238,125
United Technologies Corp.	2,745	312,244
WESCO International, Inc.(a)	5,336	384,939
		5,240,705
Total Common Stocks & Other Equity Interests (Cost $12,689,755)		14,188,025

Money Market Funds–1.14%
Liquid Assets Portfolio–Institutional Class(b)	81,764	81,764
Premier Portfolio–Institutional Class(b)	81,764	81,764
Total Money Market Funds (Cost $163,528)		163,528
TOTAL INVESTMENTS–99.95% (Cost $12,853,283)		14,351,553
OTHER ASSETS LESS LIABILITIES–0.05%		6,919
NET ASSETS–100.00%		$14,358,472

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	23.2%
Consumer Discretionary	17.9
Industrials	16.6
Information Technology	13.2
Consumer Staples	12.0
Energy	10.2
Materials	5.7
Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $12,689,755)	$14,188,025
Investments in affiliated money market funds, at value and cost	163,528
Total investments, at value (Cost $12,853,283)	14,351,553
Foreign currencies, at value (Cost $15,202)	14,576
Receivable for:
Fund shares sold	3,267
Dividends	68,140
Investment for trustee deferred compensation and retirement plans	10,520
Other assets	22,827
Total assets	14,470,883

Liabilities:
Payable for:
Investments purchased	21,107
Accrued fees to affiliates	12,601
Accrued trustees’ and officers’ fees and benefits	1,992
Accrued other operating expenses	66,063
Trustee deferred compensation and retirement plans	10,648
Total liabilities	112,411
Net assets applicable to shares outstanding	$14,358,472

Net assets consist of:
Shares of beneficial interest	$12,854,613
Undistributed net investment income	(1,100)
Undistributed net realized gain	7,559
Net unrealized appreciation	1,497,400
$14,358,472

Net Assets:
Class A	$11,014,457
Class C	$2,575,785
Class R	$175,928
Class Y	$565,378
Class R5	$13,960
Class R6	$12,964

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	792,163
Class C	187,230
Class R	12,703
Class Y	40,558
Class R5	1,001
Class R6	930
Class A:
Net asset value per share	$13.90
Maximum offering price per share
(Net asset value of $13.90 ÷ 94.50%)	$14.71
Class C:
Net asset value and offering price per share	$13.76
Class R:
Net asset value and offering price per share	$13.85
Class Y:
Net asset value and offering price per share	$13.94
Class R5:
Net asset value and offering price per share	$13.95
Class R6:
Net asset value and offering price per share	$13.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,653)	$119,799
Dividends from affiliated money market funds	29
Total investment income	119,828

Expenses:
Advisory fees	59,255
Administrative services fees	24,795
Custodian fees	10,405
Distribution fees:
Class A	13,173
Class C	11,399
Class R	410
Transfer agent fees — A, C, R and Y	20,950
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	9,753
Registration and filing fees	38,013
Professional services fees	20,563
Other	15,944
Total expenses	224,670
Less: Fees waived and expenses reimbursed	(117,838)
Net expenses	106,832
Net investment income	12,996

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	330,819
Foreign currencies	(4,629)
326,190
Change in net unrealized appreciation of:
Investment securities	642,500
Foreign currencies	2,611
645,111
Net realized and unrealized gain	971,301
Net increase in net assets resulting from operations	$984,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$12,996	$216,150
Net realized gain	326,190	1,457,858
Change in net unrealized appreciation (depreciation)	645,111	(1,285,592)
Net increase in net assets resulting from operations	984,297	388,416

Distributions to shareholders from net investment income:
Class A	(158,805)	(52,017)
Class C	(10,982)	(7,371)
Class R	(1,853)	(331)
Class Y	(53,196)	(26,397)
Class R5	(261)	(72)
Class R6	(243)	(67)
Total distributions from net investment income	(225,340)	(86,255)

Distributions to shareholders from net realized gains:
Class A	(1,159,655)	(355,668)
Class C	(244,473)	(68,538)
Class R	(17,319)	(2,483)
Class Y	(318,954)	(148,828)
Class R5	(1,567)	(409)
Class R6	(1,454)	(379)
Total distributions from net realized gains	(1,743,422)	(576,305)

Share transactions-net:
Class A	454,835	315,968
Class C	317,525	1,139,176
Class R	24,962	121,483
Class Y	(2,023,813)	(2,420,079)
Net increase (decrease) in net assets resulting from share transactions	(1,226,491)	(843,452)
Net increase (decrease) in net assets	(2,210,956)	(1,117,596)

Net assets:
Beginning of period	16,569,428	17,687,024
End of period (includes undistributed net investment income of $(1,100) and $211,244, respectively)	$14,358,472	$16,569,428

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

7                         Invesco Global Opportunities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

8                         Invesco Global Opportunities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

9                         Invesco Global Opportunities Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $96,878 and reimbursed class level expenses of $14,930, $3,230, $232, $2,558, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $2,892 in front-end sales commissions from the sale of Class A shares and $3 and $238 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Global Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $1,263,868 and from Level 2 to Level 1 of $532,815, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$320,961	$—	$—	$320,961
Cambodia	—	218,945	—	218,945
China	395,466	—	—	395,466
France	—	762,005	—	762,005
Germany	—	500,814	—	500,814
Hong Kong	294,691	502,654	—	797,345
Indonesia	—	182,815	—	182,815
Norway	—	601,754	—	601,754
South Korea	—	281,899	—	281,899
Spain	—	150,627	—	150,627
Sweden	—	346,206	—	346,206
Switzerland	—	610,063	—	610,063
United Kingdom	725,722	3,052,698	—	3,778,420
United States	5,404,233	—	—	5,404,233
Total Investments	$7,141,073	$7,210,480	$—	$14,351,553

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

11                         Invesco Global Opportunities Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $4,653,025 and $8,017,838, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,477,684
Aggregate unrealized (depreciation) of investment securities	(283,611)
Net unrealized appreciation of investment securities	$1,194,073

Cost of investments for tax purposes is $13,157,480.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	101,039	$1,374,179	741,237	$11,169,969
Class C	42,074	564,144	202,171	3,016,505
Class R	3,414	45,014	11,394	171,587
Class Y	61,933	847,110	222,189	3,411,391

Issued as reinvestment of dividends:
Class A	100,243	1,253,041	23,196	337,728
Class C	20,271	251,366	5,221	75,282
Class R	1,398	17,438	162	2,351
Class Y	6,729	84,246	7,113	103,855

Reacquired:
Class A	(162,808)	(2,172,385)	(743,200)	(11,191,729)
Class C	(36,969)	(497,985)	(133,053)	(1,952,611)
Class R	(2,864)	(37,490)	(3,494)	(52,455)
Class Y	(225,428)	(2,955,169)	(394,270)	(5,935,325)
Net increase (decrease) in share activity	(90,968)	$(1,226,491)	(61,334)	$(843,452)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco Global Opportunities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$14.74	$0.02	$0.92	$0.94	$(0.22)	$(1.56)	$(1.78)	$13.90	7.72%	$11,014	1.36	%(d)	2.95	%(d)	0.26	%(d)	31%
Year ended 10/31/14	14.90	0.14	0.17	0.31	(0.06)	(0.41)	(0.47)	14.74	2.11	11,113	1.36		2.39		0.96		106
Year ended 10/31/13	10.64	0.13	4.20	4.33	(0.07)	—	(0.07)	14.90	40.94	10,912	1.36		4.80		0.97		76
Year ended 10/31/12(e)	10.00	0.02	0.62	0.64	—	—	—	10.64	6.40	1,658	1.35	(f)	11.20	(f)	0.80	(f)	9
Class C
Six months ended 04/30/15	14.51	(0.03)	0.91	0.88	(0.07)	(1.56)	(1.63)	13.76	7.34	2,576	2.11	(d)	3.70	(d)	(0.49	)(d)	31
Year ended 10/31/14	14.76	0.03	0.17	0.20	(0.04)	(0.41)	(0.45)	14.51	1.39	2,348	2.11		3.14		0.21		106
Year ended 10/31/13	10.62	0.03	4.18	4.21	(0.07)	—	(0.07)	14.76	39.85	1,292	2.11		5.55		0.22		76
Year ended 10/31/12(e)	10.00	0.00	0.62	0.62	—	—	—	10.62	6.20	14	2.10	(f)	11.95	(f)	0.05	(f)	9
Class R
Six months ended 04/30/15	14.67	0.00	0.91	0.91	(0.17)	(1.56)	(1.73)	13.85	7.52	176	1.61	(d)	3.20	(d)	0.01	(d)	31
Year ended 10/31/14	14.85	0.11	0.17	0.28	(0.05)	(0.41)	(0.46)	14.67	1.94	158	1.61		2.64		0.71		106
Year ended 10/31/13	10.63	0.09	4.20	4.29	(0.07)	—	(0.07)	14.85	40.59	40	1.61		5.05		0.72		76
Year ended 10/31/12(e)	10.00	0.01	0.62	0.63	—	—	—	10.63	6.30	11	1.60	(f)	11.45	(f)	0.55	(f)	9
Class Y
Six months ended 04/30/15	14.81	0.03	0.92	0.95	(0.26)	(1.56)	(1.82)	13.94	7.85	565	1.11	(d)	2.70	(d)	0.51	(d)	31
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	2,922	1.11		2.14		1.21		106
Year ended 10/31/13	10.65	0.16	4.20	4.36	(0.07)	—	(0.07)	14.94	41.21	5,414	1.11		4.55		1.22		76
Year ended 10/31/12(e)	10.00	0.03	0.62	0.65	—	—	—	10.65	6.50	1,581	1.10	(f)	10.95	(f)	1.05	(f)	9
Class R5
Six months ended 04/30/15	14.81	0.03	0.93	0.96	(0.26)	(1.56)	(1.82)	13.95	7.93	14	1.11	(d)	2.49	(d)	0.51	(d)	31
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	15	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	15	1.11		4.53		1.22		76
Year ended 10/31/12(e)	10.00	0.03	0.61	0.64	—	—	—	10.64	6.40	11	1.10	(f)	11.00	(f)	1.05	(f)	9
Class R6
Six months ended 04/30/15	14.81	0.03	0.92	0.95	(0.26)	(1.56)	(1.82)	13.94	7.85	13	1.11	(d)	2.49	(d)	0.51	(d)	31
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	14	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	14	1.11		4.53		1.22		76
Year ended 10/31/12(e)	10.76	0.01	(0.13)	(0.12)	—	—	—	10.64	(1.12)	10	1.10	(f)	8.37	(f)	1.05	(f)	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,626, $2,299, $165, $1,820, $14 and $13 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

13                         Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,077.20	$7.00	$1,018.05	$6.80	1.36%
C	1,000.00	1,073.40	10.85	1,014.33	10.54	2.11
R	1,000.00	1,075.20	8.28	1,016.81	8.05	1.61
Y	1,000.00	1,078.50	5.72	1,019.29	5.56	1.11
R5	1,000.00	1,079.30	5.72	1,019.29	5.56	1.11
R6	1,000.00	1,078.50	5.72	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco Global Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLOPP-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Small & Mid Cap Growth Fund
Nasdaq:
A: AGAAX ¡ B: AGABX ¡ C: AGACX ¡ Y: AGAYX ¡ R5: GAIIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.94%
Class B Shares	3.56
Class C Shares	3.57
Class Y Shares	4.07
Class R5 Shares	4.11
MSCI All Country World Small Mid Cap Index‚ (Broad Market Index)*	6.91
MSCI World Index‚ (Former Broad Market Index)*	5.09
MSCI All Country World Small Mid Cap Growth Index‚ (Style-Specific Index)*	7.86
MSCI World Growth Index‚ (Former Style-Specific Index)*	7.26
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	4.46
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

*The Fund has elected to use the MSCI All Country World Small Mid Cap Index rather than the MSCI World Index as its broad market index because the MSCI All Country World Small Mid Cap Index more closely reflects the performance of the types of securities in which the Fund invests. Also, the Fund has elected to use the MSCI All Country World Small Mid Cap Growth Index rather than the MSCI World Growth Index as its style-specific index because the MSCI All Country World Small Mid Cap Growth Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI All Country World Small Mid Cap Index is a free float-adjusted market capitalization weighted index designed to measure small and mid-cap securities in developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non- resident investors.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World Small Mid Cap Growth Index is a free float-adjusted market capitalization weighted index designed to measure small and mid-cap growth securities in developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all of the funds in the Lipper Global Small/Mid-Cap Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	8.49%
10 Years	8.17
5 Years	8.71
1 Year	–1.05

Class B Shares
Inception (9/15/94)	8.56%
10 Years	8.14
5 Years	8.85
1 Year	–0.59

Class C Shares
Inception (8/4/97)	5.76%
10 Years	7.98
5 Years	9.14
1 Year	3.06

Class Y Shares
10 Years	8.96%
5 Years	10.22
1 Year	4.94

Class R5 Shares
10 Years	9.19%
5 Years	10.44
1 Year	5.08

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	8.38%
10 Years	7.49
5 Years	8.41
1 Year	–2.42

Class B Shares
Inception (9/15/94)	8.45%
10 Years	7.46
5 Years	8.53
1 Year	–1.96

Class C Shares
Inception (8/4/97)	5.63%
10 Years	7.29
5 Years	8.82
1 Year	1.59

Class Y Shares
10 Years	8.27%
5 Years	9.91
1 Year	3.47

Class R5 Shares
10 Years	8.51%
5 Years	10.12
1 Year	3.61

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was

1.36%, 2.11%, 2.11%, 1.11% and 0.97%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.37%, 2.12%, 2.12%, 1.12% and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4	Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.33%
Australia–1.09%
Computershare Ltd.	706,036	$6,856,906

Brazil–6.51%
BM&FBOVESPA S.A.	565,000	2,316,112
BR Malls Participacoes S.A.	960,400	5,234,430
CETIP S.A.–Mercados Organizados	942,765	10,739,767
Cielo S.A.	1,135,742	15,626,024
Duratex S.A.	2,525,713	7,134,404
		41,050,737

Canada–6.13%
Fairfax Financial Holdings Ltd.	20,671	11,154,698
Onex Corp.	182,223	10,973,558
Open Text Corp.	90,310	4,563,410
Paramount Resources Ltd.–Class A(a)	267,039	7,900,051
TransForce, Inc.	180,000	4,065,816
		38,657,533

China–2.51%
Lee & Man Paper Manufacturing Ltd.	12,159,000	6,918,417
NetEase, Inc.–ADR	69,458	8,903,821
		15,822,238

France–0.99%
Bollore S.A.	1,096,700	6,249,714

Germany–4.42%
Deutsche Boerse AG	151,855	12,660,775
MorphoSys AG(a)	157,821	11,360,249
MTU Aero Engines AG	39,000	3,856,858
		27,877,882

Hong Kong–2.33%
Hongkong Land Holdings Ltd.	1,820,000	14,708,108

Indonesia–0.97%
PT Perusahaan Gas Negara Persero Tbk	19,275,700	6,082,187

Ireland–3.13%
DCC PLC	308,961	19,695,415

Israel–0.69%
Israel Chemicals Ltd.	624,624	4,370,838

Japan–2.78%
EXEDY Corp.	339,300	8,328,155
THK Co., Ltd.	365,100	9,215,178
		17,543,333

Netherlands–1.10%
NXP Semiconductors N.V.(a)	72,343	6,953,609

	Shares	Value
Norway–0.85%
Prosafe S.E.	1,504,155	$5,353,860

Philippines–2.01%
Ayala Corp.	197,389	3,447,745
Energy Development Corp.	50,672,100	9,187,917
		12,635,662

Switzerland–2.24%
Aryzta AG	112,518	7,615,390
Tecan Group AG	49,036	6,512,950
		14,128,340

Thailand–1.76%
Siam Commercial Bank PCL (The)	2,302,100	11,065,045

Turkey–2.62%
Haci Omer Sabanci Holding A.S.	2,098,392	7,670,916
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	363,635	8,830,319
		16,501,235

Turkmenistan–1.46%
Dragon Oil PLC	968,085	9,197,228

United Kingdom–17.10%
Aberdeen Asset Management PLC	611,000	4,443,116
Compass Group PLC	340,574	6,037,829
HomeServe PLC	1,334,066	7,802,944
IG Group Holdings PLC	1,497,859	16,898,672
Informa PLC	1,064,791	9,090,937
John Wood Group PLC	680,000	7,175,777
Jupiter Fund Management PLC.	958,750	6,330,759
Lancashire Holdings Ltd.	637,330	6,253,717
Micro Focus International PLC	861,607	16,579,810
Savills PLC	548,358	6,942,639
Smiths Group PLC	303,956	5,325,982
UBM PLC	374,848	3,248,298
Ultra Electronics Holdings PLC	225,074	5,998,073
William Hill PLC	1,019,541	5,641,328
		107,769,881

United States–29.64%
Actavis PLC(a)	9,524	2,693,959
Advance Auto Parts, Inc.	23,275	3,328,325
Alliance Data Systems Corp.(a)	7,729	2,297,909
Ameriprise Financial, Inc.	34,770	4,355,986
Amphenol Corp.–Class A	72,333	4,005,078
Boston Scientific Corp.(a)	206,203	3,674,537
Brunswick Corp.	94,316	4,719,573
Burlington Stores, Inc.(a)	59,441	3,065,372
Cadence Design Systems, Inc.(a)	254,268	4,742,098
Carlisle Cos. Inc.	47,105	4,545,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Small & Mid Cap Growth Fund

	Shares	Value
United States–(continued)
Cavium Inc.(a)	73,190	$4,741,980
Cinemark Holdings, Inc.	108,002	4,604,125
Cognex Corp.(a)	62,705	2,814,827
Concho Resources Inc.(a)	49,430	6,260,804
Constellation Brands, Inc.–Class A(a)	28,163	3,265,218
Delta Air Lines, Inc.	51,117	2,281,863
DigitalGlobe Inc.(a)	71,246	2,291,984
EQT Corp.	22,612	2,033,723
Harman International Industries, Inc.	42,057	5,483,392
IHS Inc.–Class A(a)	35,609	4,467,861
Illumina, Inc.(a)	23,009	4,239,408
KAR Auction Services Inc.	97,824	3,640,031
Kroger Co. (The)	45,179	3,113,285
L Brands, Inc.	36,326	3,246,091
Lazard Ltd.–Class A	85,404	4,528,974
Lennox International Inc.	36,387	3,855,567
LinkedIn Corp.–Class A(a)	13,333	3,361,649
Mead Johnson Nutrition Co.	54,901	5,266,104
Medivation Inc.(a)	33,365	4,028,490
Omnicare, Inc.	86,498	7,610,094
Pacira Pharmaceuticals, Inc.(a)	34,239	2,344,687
Palo Alto Networks, Inc.(a)	52,317	7,728,267
Pioneer Natural Resources Co.	20,895	3,610,238
PPG Industries, Inc.	29,168	6,462,462
Qorvo, Inc.(a)	46,312	3,052,424
Realogy Holdings Corp.(a)	94,929	4,500,584

	Shares	Value
United States–(continued)
Royal Caribbean Cruises Ltd.	36,103	$2,457,170
SBA Communications Corp.–Class A(a)	41,592	4,817,185
Signet Jewelers Ltd.	42,810	5,742,105
SolarWinds, Inc.(a)	33,554	1,636,764
Stanley Black & Decker Inc.	28,602	2,823,017
SVB Financial Group(a)	14,589	1,936,836
Tesla Motors, Inc.(a)	9,332	2,109,499
Tractor Supply Co.	51,272	4,412,468
Under Armour, Inc.–Class A(a)	38,008	2,947,520
Universal Health Services, Inc.–Class B	31,907	3,731,524
VWR Corp.(a)	150,368	3,990,767
WABCO Holdings Inc.(a)	23,045	2,867,950
Wynn Resorts Ltd.	9,896	1,099,149
		186,834,556
Total Common Stocks & Other Equity Interests (Cost $400,146,314)		569,354,307

Money Market Funds–8.68%
Liquid Assets Portfolio–Institutional Class(b)	27,368,016	27,368,016
Premier Portfolio–Institutional Class(b)	27,368,016	27,368,016
Total Money Market Funds (Cost $54,736,032)		54,736,032
TOTAL INVESTMENTS–99.01% (Cost $454,882,346)		624,090,339
OTHER ASSETS LESS LIABILITIES–0.99%		6,234,916
NET ASSETS–100.00%		$630,325,255

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	23.2%
Information Technology	14.9
Industrials	13.7
Consumer Discretionary	12.4
Energy	8.0
Health Care	8.0
Materials	3.9
Consumer Staples	3.0
Utilities	2.4
Telecommunication Services	0.8
Money Market Funds Plus Other Assets Less Liabilities	9.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $400,146,314)	$569,354,307
Investments in affiliated money market funds, at value and cost	54,736,032
Total investments, at value (Cost $454,882,346)	624,090,339
Foreign currencies, at value (Cost $4,025,779)	3,918,807
Receivable for:
Investments sold	2,122,655
Fund shares sold	958,307
Dividends	1,476,300
Investment for trustee deferred compensation and retirement plans	214,519
Other assets	37,759
Total assets	632,818,686

Liabilities:
Payable for:
Fund shares reacquired	476,801
Accrued foreign taxes	1,214,513
Accrued fees to affiliates	396,249
Accrued trustees’ and officers’ fees and benefits	2,706
Accrued other operating expenses	162,047
Trustee deferred compensation and retirement plans	241,115
Total liabilities	2,493,431
Net assets applicable to shares outstanding	$630,325,255

Net assets consist of:
Shares of beneficial interest	$437,122,527
Undistributed net investment income	3,091,150
Undistributed net realized gain	21,009,168
Net unrealized appreciation	169,102,410
$630,325,255

Net Assets:
Class A	$555,954,107
Class B	$9,638,118
Class C	$30,296,391
Class Y	$19,482,803
Class R5	$14,953,836

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	28,182,475
Class B	583,390
Class C	1,832,183
Class Y	985,487
Class R5	761,727
Class A:
Net asset value per share	$19.73
Maximum offering price per share
(Net asset value of $19.73 ÷ 94.50%)	$20.88
Class B:
Net asset value and offering price per share	$16.52
Class C:
Net asset value and offering price per share	$16.54
Class Y:
Net asset value and offering price per share	$19.77
Class R5:
Net asset value and offering price per share	$19.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $244,279)	$7,531,999
Dividends from affiliated money market funds	11,903
Total investment income	7,543,902

Expenses:
Advisory fees	2,410,120
Administrative services fees	80,605
Custodian fees	89,820
Distribution fees:
Class A	678,587
Class B	53,045
Class C	146,364
Transfer agent fees — A, B, C and Y	650,627
Transfer agent fees — R5	6,778
Trustees’ and officers’ fees and benefits	19,650
Other	121,965
Total expenses	4,257,561
Less: Fees waived and expense offset arrangement(s)	(36,000)
Net expenses	4,221,561
Net investment income	3,322,341

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	22,206,795
Foreign currencies	(241,120)
21,965,675
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,548,296)
Foreign currencies	(62,660)
(1,610,956)
Net realized and unrealized gain	20,354,719
Net increase in net assets resulting from operations	$23,677,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$3,322,341	$3,230,115
Net realized gain	21,965,675	70,732,456
Change in net unrealized appreciation (depreciation)	(1,610,956)	(27,312,994)
Net increase in net assets resulting from operations	23,677,060	46,649,577

Distributions to shareholders from net investment income:
Class A	(3,016,780)	(4,339,742)
Class B	—	(31,052)
Class C	—	(59,279)
Class Y	(145,818)	(107,366)
Class R5	(123,663)	(263,504)
Total distributions from net investment income	(3,286,261)	(4,800,943)

Distributions to shareholders from net realized gains:
Class A	(61,809,369)	(46,022,548)
Class B	(1,473,690)	(1,462,246)
Class C	(3,866,332)	(2,791,497)
Class Y	(2,042,044)	(882,116)
Class R5	(1,471,936)	(1,885,173)
Total distributions from net realized gains	(70,663,371)	(53,043,580)

Share transactions–net:
Class A	42,602,329	15,791,123
Class B	(953,729)	(3,174,863)
Class C	3,065,692	2,473,205
Class Y	3,097,090	7,387,012
Class R5	2,964,003	(9,025,593)
Net increase in net assets resulting from share transactions	50,775,385	13,450,884
Net increase in net assets	502,813	2,255,938

Net assets:
Beginning of period	629,822,442	627,566,504
End of period (includes undistributed net investment income of $3,091,150 and $3,055,070, respectively)	$630,325,255	$629,822,442

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Global Small & Mid Cap Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Global Small & Mid Cap Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Global Small & Mid Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $33,816.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $40,304 in front-end sales commissions from the sale of Class A shares and $1,056, $2,181 and $978 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2015, the Fund incurred $510 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Global Small & Mid Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $80,061,837 and from Level 2 to Level 1 of $38,019,883, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$6,856,906	$—	$6,856,906
Brazil	41,050,737	—	—	41,050,737
Canada	38,657,533	—	—	38,657,533
China	15,822,238	—	—	15,822,238
France	—	6,249,714	—	6,249,714
Germany	3,856,858	24,021,024	—	27,877,882
Hong Kong	—	14,708,108	—	14,708,108
Indonesia	—	6,082,187	—	6,082,187
Ireland	—	19,695,415	—	19,695,415
Israel	—	4,370,838	—	4,370,838
Japan	—	17,543,333	—	17,543,333
Netherlands	6,953,609	—	—	6,953,609
Norway	5,353,860	—	—	5,353,860
Philippines	—	12,635,662	—	12,635,662
Switzerland	—	14,128,340	—	14,128,340
Thailand	—	11,065,045	—	11,065,045
Turkey	16,501,235	—	—	16,501,235
Turkmenistan	—	9,197,228	—	9,197,228
United Kingdom	9,246,371	98,523,510	—	107,769,881
United States	241,570,588	—	—	241,570,588
Total Investments	$379,013,029	$245,077,310	$—	$624,090,339

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,184.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Global Small & Mid Cap Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $60,385,492 and $91,035,961, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$188,123,475
Aggregate unrealized (depreciation) of investment securities	(19,863,037)
Net unrealized appreciation of investment securities	$168,260,438

Cost of investments for tax purposes is $455,829,901.

14                         Invesco Global Small & Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	886,393	$17,309,836	1,900,337	$40,398,249
Class B	4,761	78,909	19,526	357,338
Class C	152,356	2,501,781	326,870	6,000,317
Class Y	216,360	4,264,105	445,673	9,510,891
Class R5	139,129	2,658,423	72,662	1,549,385

Issued as reinvestment of dividends:
Class A	3,351,989	61,710,118	2,329,616	46,126,396
Class B	93,226	1,441,267	84,985	1,447,288
Class C	242,184	3,746,582	158,302	2,697,463
Class Y	103,532	1,908,092	40,273	798,206
Class R5	87,092	1,592,917	57,798	1,138,611

Automatic conversion of Class B shares to Class A shares:
Class A	79,705	1,577,683	158,109	3,358,448
Class B	(94,803)	(1,577,683)	(184,290)	(3,358,448)

Reacquired:
Class A	(1,949,389)	(37,995,308)	(3,478,136)	(74,091,970)
Class B	(54,556)	(896,222)	(88,695)	(1,621,041)
Class C	(191,475)	(3,182,671)	(341,240)	(6,224,575)
Class Y	(157,507)	(3,075,107)	(138,395)	(2,922,085)
Class R5	(66,840)	(1,287,337)	(550,912)	(11,713,589)
Net increase in share activity	2,842,157	$50,775,385	812,483	$13,450,884

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$21.59	$0.11	$0.56	$0.67	$(0.12)	$(2.41)	$(2.53)	$19.73	3.94%	$555,954	1.34	%(e)	1.35	%(e)	1.11	%(e)	11%
Year ended 10/31/14	22.11	0.12	1.40	1.52	(0.18)	(1.86)	(2.04)	21.59	7.69	557,238	1.35		1.36		0.54		18
Year ended 10/31/13	17.87	0.17	4.48	4.65	(0.16)	(0.25)	(0.41)	22.11	26.56	550,526	1.37		1.38		0.87		26
Year ended 10/31/12	17.93	0.17	1.10	1.27	(0.24)	(1.09)	(1.33)	17.87	7.94	482,051	1.42		1.43		1.00		37
Year ended 10/31/11	18.57	0.18	(0.74)	(0.56)	(0.08)	—	(0.08)	17.93	(3.05)	508,794	1.40		1.41		0.95		58
Year ended 10/31/10	14.79	0.06	3.78	3.84	(0.06)	—	(0.06)	18.57	26.07	589,712	1.45		1.46		0.37		39
Class B
Six months ended 04/30/15	18.44	0.03	0.46	0.49	—	(2.41)	(2.41)	16.52	3.56	9,638	2.09	(e)	2.10	(e)	0.36	(e)	11
Year ended 10/31/14	19.18	(0.04)	1.20	1.16	(0.04)	(1.86)	(1.90)	18.44	6.87	11,707	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.57	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.18	25.58	15,405	2.12		2.13		0.12		26
Year ended 10/31/12	15.74	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.57	7.12	17,529	2.17		2.18		0.25		37
Year ended 10/31/11	16.36	0.03	(0.65)	(0.62)	—	—	—	15.74	(3.79)	23,124	2.15		2.16		0.20		58
Year ended 10/31/10	13.07	(0.05)	3.34	3.29	—	—	—	16.36	25.17	34,439	2.20		2.21		(0.38)		39
Class C
Six months ended 04/30/15	18.46	0.03	0.46	0.49	—	(2.41)	(2.41)	16.54	3.57	30,296	2.09	(e)	2.10	(e)	0.36	(e)	11
Year ended 10/31/14	19.19	(0.04)	1.21	1.17	(0.04)	(1.86)	(1.90)	18.46	6.92	30,069	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.58	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.19	25.56	28,505	2.12		2.13		0.12		26
Year ended 10/31/12	15.75	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.58	7.11	22,401	2.17		2.18		0.25		37
Year ended 10/31/11	16.37	0.03	(0.65)	(0.62)	—	—	—	15.75	(3.79)	23,368	2.15		2.16		0.20		58
Year ended 10/31/10	13.08	(0.05)	3.34	3.29	—	—	—	16.37	25.15	26,369	2.20		2.21		(0.38)		39
Class Y
Six months ended 04/30/15	21.66	0.13	0.56	0.69	(0.17)	(2.41)	(2.58)	19.77	4.07	19,483	1.09	(e)	1.10	(e)	1.36	(e)	11
Year ended 10/31/14	22.18	0.17	1.40	1.57	(0.23)	(1.86)	(2.09)	21.66	7.94	17,830	1.10		1.11		0.79		18
Year ended 10/31/13	17.92	0.22	4.49	4.71	(0.20)	(0.25)	(0.45)	22.18	26.87	10,546	1.12		1.13		1.12		26
Year ended 10/31/12	18.00	0.22	1.09	1.31	(0.30)	(1.09)	(1.39)	17.92	8.18	7,406	1.17		1.18		1.25		37
Year ended 10/31/11	18.64	0.23	(0.75)	(0.52)	(0.12)	—	(0.12)	18.00	(2.81)	7,589	1.15		1.16		1.20		58
Year ended 10/31/10	14.84	0.10	3.80	3.90	(0.10)	—	(0.10)	18.64	26.38	7,944	1.20		1.21		0.62		39
Class R5
Six months ended 04/30/15	21.55	0.14	0.55	0.69	(0.20)	(2.41)	(2.61)	19.63	4.11	14,954	0.98	(e)	0.99	(e)	1.47	(e)	11
Year ended 10/31/14	22.08	0.20	1.39	1.59	(0.26)	(1.86)	(2.12)	21.55	8.10	12,980	0.96		0.97		0.93		18
Year ended 10/31/13	17.85	0.25	4.46	4.71	(0.23)	(0.25)	(0.48)	22.08	27.05	22,585	0.95		0.96		1.29		26
Year ended 10/31/12	17.95	0.25	1.10	1.35	(0.36)	(1.09)	(1.45)	17.85	8.46	20,481	0.94		0.95		1.48		37
Year ended 10/31/11	18.59	0.27	(0.74)	(0.47)	(0.17)	—	(0.17)	17.95	(2.57)	22,918	0.91		0.92		1.44		58
Year ended 10/31/10	14.81	0.15	3.78	3.93	(0.15)	—	(0.15)	18.59	26.72	27,683	0.92		0.93		0.90		39

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $547,369, $10,697, $29,515, $18,440 and $13,741 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.

16                         Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,039.40	$6.78	$1,018.15	$6.71	1.34%
B	1,000.00	1,035.60	10.55	1,014.43	10.44	2.09
C	1,000.00	1,035.70	10.55	1,014.43	10.44	2.09
Y	1,000.00	1,040.70	5.52	1,019.39	5.46	1.09
R5	1,000.00	1,041.10	4.96	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Small & Mid Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GSMG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ¡ B: IBVBX ¡ C: IBVCX ¡ R: IIBRX ¡ Y: IBVYX ¡ Investor: IIBCX R5: IBVIX ¡ R6: IBVFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.85%
Class B Shares	5.42
Class C Shares	5.38
Class R Shares	5.67
Class Y Shares	6.01
Investor Class Shares	5.85
Class R5 Shares	6.18
Class R6 Shares	6.19
MSCI EAFE Index‚ (Broad Market/Style-Specific Index)	6.81
Lipper International Large-Cap Core Funds Index■ (Peer Group Index)	5.60
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.35%
10 Years	3.29
5 Years	3.00
1 Year	–2.94

Class B Shares
Inception (3/28/02)	4.40%
10 Years	3.26
5 Years	3.02
1 Year	–3.01

Class C Shares
Inception (2/14/00)	1.97%
10 Years	3.09
5 Years	3.37
1 Year	0.83

Class R Shares
Inception (11/24/03)	5.30%
10 Years	3.61
5 Years	3.90
1 Year	2.26

Class Y Shares
10 Years	4.04%
5 Years	4.42
1 Year	2.89

Investor Class Shares
Inception (10/28/98)	3.93%
10 Years	3.87
5 Years	4.15
1 Year	2.57

Class R5 Shares
Inception (4/30/04)	5.47%
10 Years	4.49
5 Years	4.79
1 Year	3.18

Class R6 Shares
10 Years	4.03%
5 Years	4.47
1 Year	3.19

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.20%
10 Years	2.83
5 Years	1.98
1 Year	–3.76

Class B Shares
Inception (3/28/02)	4.24%
10 Years	2.80
5 Years	2.00
1 Year	–3.74

Class C Shares
Inception (2/14/00)	1.83%
10 Years	2.64
5 Years	2.37
1 Year	0.14

Class R Shares
Inception (11/24/03)	5.13%
10 Years	3.16
5 Years	2.88
1 Year	1.57

Class Y Shares
10 Years	3.57%
5 Years	3.38
1 Year	2.03

Investor Class Shares
Inception (10/28/98)	3.80%
10 Years	3.41
5 Years	3.12
1 Year	1.80

Class R5 Shares
Inception (4/30/04)	5.29%
10 Years	4.03
5 Years	3.76
1 Year	2.39

Class R6 Shares
10 Years	3.56%
5 Years	3.44
1 Year	2.40

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.59%, 2.34%, 2.34%, 1.84%, 1.34%, 1.59%, 1.01% and 1.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco International Core Equity Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.78%
Australia–1.55%
Australia and New Zealand Banking Group Ltd.	41,325	$1,107,576
Macquarie Atlas Roads Group	392,359	1,009,503
		2,117,079

Canada–7.67%
Canadian Natural Resources Ltd.	20,161	669,972
Hudson’s Bay Co.	71,050	1,553,041
Intact Financial Corp.	26,551	2,045,246
Peyto Exploration & Development Corp.	43,200	1,255,822
Suncor Energy, Inc.	55,728	1,814,948
Toronto-Dominion Bank (The)	28,430	1,312,625
Vermilion Energy, Inc.	37,702	1,815,096
		10,466,750

Finland–2.13%
Sampo Oyj–Class A	59,773	2,901,356

France–10.94%
Casino Guichard-Perrachon S.A.	21,076	1,866,440
Danone	52,988	3,830,990
Eiffage S.A.	22,804	1,392,089
LVMH Moet Hennessy Louis Vuitton S.E.	15,049	2,631,531
Orange S.A.	64,541	1,062,406
Orpea	13,539	891,593
Publicis Groupe S.A.	26,420	2,209,853
Rexel S.A.	55,125	1,039,522
		14,924,424

Germany–4.69%
Bayer AG	16,168	2,355,428
E.ON S.E.	32,103	503,237
Muenchener Rueckversicherungs-Gesellschaft AG	11,002	2,159,167
SAP S.E.	18,044	1,376,371
		6,394,203

Ireland–1.62%
Shire PLC–ADR	9,099	2,215,697

Israel–1.63%
Teva Pharmaceutical Industries Ltd.–ADR	36,900	2,229,498

Italy–1.74%
EXOR S.p.A.	23,243	1,075,143
Prada S.p.A.	239,700	1,305,121
		2,380,264

Japan–15.07%
Asahi Group Holdings, Ltd.	42,997	1,379,067
Canon Inc.	21,100	752,952

	Shares	Value
Japan–(continued)
Daiwa House Industry Co., Ltd.	23,500	$523,162
FANUC Corp.	4,400	962,374
Hitachi, Ltd.	225,000	1,533,347
Honda Motor Co., Ltd.	22,500	760,791
KDDI Corp.	96,200	2,273,148
Keyence Corp.	1,600	855,090
Komatsu Ltd.	133,400	2,679,200
Mitsubishi Estate Co. Ltd.	56,000	1,316,456
Mitsubishi UFJ Financial Group, Inc.	227,600	1,605,916
NTT DoCoMo, Inc.	79,100	1,405,621
ORIX Corp.	25,000	382,309
Rakuten Inc.	22,200	387,497
Sumitomo Corp.	98,800	1,167,661
Toyota Motor Corp.	37,200	2,584,142
		20,568,733

Netherlands–11.26%
Arcadis N.V.	34,660	1,098,026
GrandVision N.V.(a)(b)	73,818	1,911,449
Heineken N.V.	12,723	997,857
ING Groep N.V.(b)	217,081	3,335,163
Koninklijke Ahold N.V.	99,357	1,918,732
Koninklijke DSM N.V.	39,062	2,220,780
Koninklijke Philips N.V.	88,991	2,541,995
Randstad Holding N.V.	22,685	1,344,738
		15,368,740

Singapore–3.42%
Avago Technologies Ltd.	18,903	2,209,383
DBS Group Holdings Ltd.	154,700	2,458,948
		4,668,331

Sweden–3.24%
Sandvik AB	78,937	993,088
SKF AB–Class B	33,093	802,526
Svenska Handelsbanken AB–Class A	57,067	2,625,301
		4,420,915

Switzerland–8.63%
ABB Ltd.	130,935	2,867,775
Novartis AG–ADR	16,840	1,714,312
Roche Holding AG	10,105	2,911,108
Sunrise Communications Group AG(a)(b)	6,306	589,497
TE Connectivity Ltd.	20,335	1,353,294
UBS Group AG	115,816	2,333,790
		11,769,776

Taiwan–1.66%
Taiwan Semiconductor Manufacturing Co. Ltd.	468,000	2,259,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Core Equity Fund

	Shares	Value
United Kingdom–18.66%
British American Tobacco PLC	23,784	$1,308,257
Diageo PLC	118,863	3,301,621
GlaxoSmithKline PLC–ADR	36,397	1,679,722
Imperial Tobacco Group PLC	27,180	1,328,982
Kingfisher PLC	325,518	1,752,587
Liberty Global PLC–Series A(b)	26,998	1,407,676
Liberty Global PLC–Series C(b)	34,158	1,723,271
Rio Tinto PLC	50,076	2,230,877
Royal Dutch Shell PLC–Class A	47,492	1,496,011
SABMiller PLC	47,715	2,528,231
St. James’s Place PLC	158,584	2,167,401
Standard Chartered PLC	80,000	1,308,396
Vodafone Group PLC–ADR	91,964	3,237,133
		25,470,165

United States–4.87%
ACE Ltd.	18,479	1,977,068
Aon PLC	29,745	2,862,361
Core Laboratories N.V.	5,455	716,133
ResMed Inc.	17,080	1,092,095
		6,647,657
Total Common Stocks & Other Equity Interests (Cost $128,430,055)		134,803,216

	Shares	Value
Money Market Funds–0.37%
Liquid Assets Portfolio–Institutional Class(c)	253,013	$253,013
Premier Portfolio–Institutional Class(c)	253,013	253,013
Total Money Market Funds (Cost $506,026)		506,026
TOTAL INVESTMENTS–99.15% (Cost $128,936,081)		135,309,242
OTHER ASSETS LESS LIABILITIES–0.85%		1,155,777
NET ASSETS–100.00%		$136,465,019

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $2,500,946, which represented 1.83% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	24.5%
Consumer Staples	13.5
Consumer Discretionary	13.3
Industrials	13.1
Health Care	11.1
Information Technology	7.6
Telecommunication Services	6.3
Energy	5.7
Materials	3.3
Utilities	0.4
Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $128,430,055)	$134,803,216
Investments in affiliated money market funds, at value and cost	506,026
Total investments, at value (Cost $128,936,081)	135,309,242
Foreign currencies, at value (Cost $554,586)	559,091
Receivable for:
Investments sold	690,018
Fund shares sold	134,122
Dividends	722,320
Investment for trustee deferred compensation and retirement plans	102,802
Other assets	46,054
Total assets	137,563,649

Liabilities:
Payable for:
Investments purchased	776,802
Fund shares reacquired	54,314
Accrued fees to affiliates	64,960
Accrued trustees’ and officers’ fees and benefits	1,885
Accrued other operating expenses	85,979
Trustee deferred compensation and retirement plans	114,690
Total liabilities	1,098,630
Net assets applicable to shares outstanding	$136,465,019

Net assets consist of:
Shares of beneficial interest	$141,908,022
Undistributed net investment income	685,598
Undistributed net realized gain (loss)	(12,491,633)
Net unrealized appreciation	6,363,032
$136,465,019

Net Assets:
Class A	$43,472,929
Class B	$1,258,123
Class C	$11,778,048
Class R	$1,853,095
Class Y	$3,500,011
Investor Class	$12,960,761
Class R5	$3,130,704
Class R6	$58,511,348

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	3,821,609
Class B	110,118
Class C	1,060,302
Class R	162,549
Class Y	302,687
Investor Class	1,121,459
Class R5	276,432
Class R6	5,167,352
Class A:
Net asset value per share	$11.38
Maximum offering price per share
(Net asset value of $11.38 ÷ 94.50%)	$12.04
Class B:
Net asset value and offering price per share	$11.43
Class C:
Net asset value and offering price per share	$11.11
Class R:
Net asset value and offering price per share	$11.40
Class Y:
Net asset value and offering price per share	$11.56
Investor Class:
Net asset value and offering price per share	$11.56
Class R5:
Net asset value and offering price per share	$11.33
Class R6:
Net asset value and offering price per share	$11.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $179,459)	$1,691,594
Dividends from affiliated money market funds (includes securities lending income of $4,290)	4,978
Total investment income	1,696,572

Expenses:
Advisory fees	476,988
Administrative services fees	24,794
Custodian fees	28,490
Distribution fees:
Class A	50,154
Class B	7,233
Class C	52,515
Class R	4,425
Investor Class	15,636
Transfer agent fees — A, B, C, R, Y and Investor	122,847
Transfer agent fees — R5	136
Transfer agent fees — R6	557
Trustees’ and officers’ fees and benefits	12,430
Registration and filing fees	45,421
Other	60,189
Total expenses	901,815
Less: Fees waived and expense offset arrangement(s)	(2,353)
Net expenses	899,462
Net investment income	797,110

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $35,494)	934,509
Foreign currencies	11,211
945,720
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,597,499
Foreign currencies	(24,453)
5,573,046
Net realized and unrealized gain	6,518,766
Net increase in net assets resulting from operations	$7,315,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$797,110	$2,051,417
Net realized gain	945,720	9,734,770
Change in net unrealized appreciation (depreciation)	5,573,046	(10,282,206)
Net increase in net assets resulting from operations	7,315,876	1,503,981

Distributions to shareholders from net investment income:
Class A	(368,536)	(699,534)
Class B	(3,458)	(22,302)
Class C	(24,300)	(119,183)
Class R	(12,369)	(29,524)
Class Y	(14,995)	(25,536)
Investor Class	(115,445)	(234,807)
Class R5	(45,523)	(67,893)
Class R6	(817,524)	(1,303,221)
Total distributions from net investment income	(1,402,150)	(2,502,000)

Distributions to shareholders from net realized gains:
Class A	(1,729,823)	—
Class B	(67,605)	—
Class C	(475,093)	—
Class R	(77,750)	—
Class Y	(56,543)	—
Investor Class	(541,872)	—
Class R5	(136,763)	—
Class R6	(2,441,264)	—
Total distributions from net realized gains	(5,526,713)	—

Share transactions–net:
Class A	3,148,926	(2,299,009)
Class B	(374,324)	(851,161)
Class C	912,947	(1,517,822)
Class R	(13,313)	(147,808)
Class Y	1,882,035	279,681
Investor Class	95,853	(1,799,147)
Class R5	6,565	125,732
Class R6	1,679,667	(125,941)
Net increase (decrease) in net assets resulting from share transactions	7,338,356	(6,335,475)
Net increase (decrease) in net assets	7,725,369	(7,333,494)

Net assets:
Beginning of period	128,739,650	136,073,144
End of period (includes undistributed net investment income of $685,598 and $1,290,638, respectively)	$136,465,019	$128,739,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Core Equity Fund

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco International Core Equity Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the

11                         Invesco International Core Equity Fund

failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.65%
From $1 billion	0.55%
From $2 billion	0.45%
From $4 billion	0.40%
From $6 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary

12                         Invesco International Core Equity Fund

or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $1,965.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $6,211 in front-end sales commissions from the sale of Class A shares and $96, $653 and $94 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13                         Invesco International Core Equity Fund

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $11,446,417 and from Level 2 to Level 1 of $1,305,121, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$2,117,079	$—	$2,117,079
Canada	10,466,750	—	—	10,466,750
Finland	—	2,901,356	—	2,901,356
France	—	14,924,424	—	14,924,424
Germany	1,879,608	4,514,595	—	6,394,203
Ireland	2,215,697	—	—	2,215,697
Israel	2,229,498	—	—	2,229,498
Italy	1,305,121	1,075,143	—	2,380,264
Japan	—	20,568,733	—	20,568,733
Netherlands	1,911,449	13,457,291	—	15,368,740
Singapore	2,209,383	2,458,948	—	4,668,331
Sweden	—	4,420,915	—	4,420,915
Switzerland	3,657,103	8,112,673	—	11,769,776
Taiwan	—	2,259,628	—	2,259,628
United Kingdom	8,047,802	17,422,363	—	25,470,165
United States	7,153,683	—	—	7,153,683
Total Investments	$41,076,094	$94,233,148	$—	$135,309,242

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended April 30, 2015, the Fund engaged in securities sales of $1,699,729, which resulted in net realized gains of $35,494.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $388.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco International Core Equity Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$11,001,492	$—	$11,001,492
Not subject to expiration	1,329,285	260,182	1,589,467
	$12,330,777	$260,182	$12,590,959

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $52,610,314 and $51,098,318, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,120,098
Aggregate unrealized (depreciation) of investment securities	(5,274,491)
Net unrealized appreciation of investment securities	$5,845,607

Cost of investments for tax purposes is $129,463,635.

15                         Invesco International Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	430,561	$4,808,109	497,949	$5,712,670
Class B	2,984	34,189	8,611	97,374
Class C	162,336	1,787,017	105,522	1,179,598
Class R	24,118	264,324	64,374	731,130
Class Y	208,146	2,360,261	160,484	1,865,541
Investor Class	38,269	436,109	41,213	477,291
Class R5	80	887	45,774	511,417
Class R6	395,051	4,195,194	394,190	4,536,744

Issued as reinvestment of dividends:
Class A	191,805	2,006,284	61,809	668,156
Class B	6,563	69,103	2,006	21,844
Class C	44,636	457,077	10,054	106,576
Class R	8,591	90,119	2,721	29,524
Class Y	5,813	63,818	2,057	22,564
Investor Class	60,131	638,592	20,654	226,785
Class R5	17,508	181,911	6,302	67,746
Class R6	313,646	3,258,788	121,343	1,303,221

Automatic conversion of Class B shares to Class A shares:
Class A	30,677	343,778	46,434	532,069
Class B	(30,522)	(343,778)	(46,217)	(532,069)

Reacquired:
Class A	(360,583)	(4,009,245)	(805,479)	(9,211,904)
Class B	(11,942)	(133,838)	(38,304)	(438,310)
Class C	(125,033)	(1,331,147)	(253,142)	(2,803,996)
Class R	(33,724)	(367,756)	(79,275)	(908,462)
Class Y	(47,432)	(542,044)	(136,622)	(1,608,424)
Investor Class	(87,585)	(978,848)	(217,046)	(2,503,223)
Class R5	(16,555)	(176,233)	(39,647)	(453,431)
Class R6	(541,159)	(5,774,315)	(527,417)	(5,965,906)
Net increase (decrease) in share activity	686,380	$7,338,356	(551,652)	$(6,335,475)

(a)	43% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

16                         Invesco International Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$11.37	$0.06	$0.55	$0.61	$(0.10)	$(0.50)	$(0.60)	$11.38	5.85%	$43,473	1.63	%(e)	1.63	%(e)	1.04	%(e)	41%
Year ended 10/31/14	11.45	0.15	(0.04)	0.11	(0.19)	—	(0.19)	11.37	1.04	40,132	1.59		1.59		1.34		109
Year ended 10/31/13	9.87	0.13	1.63	1.76	(0.18)	—	(0.18)	11.45	18.11	42,703	1.65		1.65		1.20		25
Year ended 10/31/12	10.02	0.18	(0.05)	0.13	(0.28)	—	(0.28)	9.87	1.40	39,044	1.59		1.59		1.86		20
Year ended 10/31/11	10.96	0.30	(1.11)	(0.81)	(0.13)	—	(0.13)	10.02	(7.46)	43,983	1.54		1.54		2.71		26
Year ended 10/31/10	10.34	0.17	0.62	0.79	(0.17)	—	(0.17)	10.96	7.68	40,422	1.51		1.51		1.59		39
Class B
Six months ended 04/30/15	11.38	0.02	0.55	0.57	(0.02)	(0.50)	(0.52)	11.43	5.42	1,258	2.38	(e)	2.38	(e)	0.29	(e)	41
Year ended 10/31/14	11.47	0.07	(0.05)	0.02	(0.11)	—	(0.11)	11.38	0.19	1,627	2.34		2.34		0.59		109
Year ended 10/31/13	9.87	0.05	1.65	1.70	(0.10)	—	(0.10)	11.47	17.35	2,488	2.40		2.40		0.45		25
Year ended 10/31/12	10.00	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.87	0.67	3,085	2.34		2.34		1.11		20
Year ended 10/31/11	10.92	0.22	(1.11)	(0.89)	(0.03)	—	(0.03)	10.00	(8.16)	4,654	2.29		2.29		1.96		26
Year ended 10/31/10	10.30	0.09	0.62	0.71	(0.09)	—	(0.09)	10.92	6.88	6,906	2.26		2.26		0.84		39
Class C
Six months ended 04/30/15	11.08	0.01	0.54	0.55	(0.02)	(0.50)	(0.52)	11.11	5.38	11,778	2.38	(e)	2.38	(e)	0.29	(e)	41
Year ended 10/31/14	11.16	0.07	(0.04)	0.03	(0.11)	—	(0.11)	11.08	0.29	10,837	2.34		2.34		0.59		109
Year ended 10/31/13	9.61	0.05	1.60	1.65	(0.10)	—	(0.10)	11.16	17.30	12,458	2.40		2.40		0.45		25
Year ended 10/31/12	9.74	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.61	0.69	11,896	2.34		2.34		1.11		20
Year ended 10/31/11	10.65	0.21	(1.09)	(0.88)	(0.03)	—	(0.03)	9.74	(8.28)	15,597	2.29		2.29		1.96		26
Year ended 10/31/10	10.04	0.09	0.61	0.70	(0.09)	—	(0.09)	10.65	6.96	20,110	2.26		2.26		0.84		39
Class R
Six months ended 04/30/15	11.38	0.05	0.55	0.60	(0.08)	(0.50)	(0.58)	11.40	5.67	1,853	1.88	(e)	1.88	(e)	0.79	(e)	41
Year ended 10/31/14	11.47	0.13	(0.06)	0.07	(0.16)	—	(0.16)	11.38	0.70	1,862	1.84		1.84		1.09		109
Year ended 10/31/13	9.88	0.10	1.65	1.75	(0.16)	—	(0.16)	11.47	17.87	2,016	1.90		1.90		0.95		25
Year ended 10/31/12	10.01	0.15	(0.03)	0.12	(0.25)	—	(0.25)	9.88	1.29	2,016	1.84		1.84		1.61		20
Year ended 10/31/11	10.95	0.27	(1.11)	(0.84)	(0.10)	—	(0.10)	10.01	(7.76)	2,885	1.79		1.79		2.46		26
Year ended 10/31/10	10.33	0.14	0.62	0.76	(0.14)	—	(0.14)	10.95	7.41	3,028	1.76		1.76		1.34		39
Class Y
Six months ended 04/30/15	11.56	0.07	0.56	0.63	(0.13)	(0.50)	(0.63)	11.56	5.92	3,500	1.38	(e)	1.38	(e)	1.29	(e)	41
Year ended 10/31/14	11.65	0.19	(0.06)	0.13	(0.22)	—	(0.22)	11.56	1.20	1,574	1.34		1.34		1.59		109
Year ended 10/31/13	10.03	0.16	1.67	1.83	(0.21)	—	(0.21)	11.65	18.53	1,284	1.40		1.40		1.45		25
Year ended 10/31/12	10.18	0.21	(0.05)	0.16	(0.31)	—	(0.31)	10.03	1.67	1,411	1.34		1.34		2.11		20
Year ended 10/31/11	11.14	0.33	(1.12)	(0.79)	(0.17)	—	(0.17)	10.18	(7.23)	1,354	1.29		1.29		2.96		26
Year ended 10/31/10	10.51	0.19	0.64	0.83	(0.20)	—	(0.20)	11.14	7.91	1,839	1.26		1.26		1.84		39
Investor Class
Six months ended 04/30/15	11.54	0.06	0.56	0.62	(0.10)	(0.50)	(0.60)	11.56	5.85	12,961	1.63	(e)	1.63	(e)	1.04	(e)	41
Year ended 10/31/14	11.63	0.16	(0.06)	0.10	(0.19)	—	(0.19)	11.54	0.94	12,821	1.59		1.59		1.34		109
Year ended 10/31/13	10.02	0.13	1.66	1.79	(0.18)	—	(0.18)	11.63	18.14	14,726	1.65		1.65		1.20		25
Year ended 10/31/12	10.16	0.18	(0.04)	0.14	(0.28)	—	(0.28)	10.02	1.48	14,181	1.59		1.59		1.86		20
Year ended 10/31/11	11.12	0.30	(1.13)	(0.83)	(0.13)	—	(0.13)	10.16	(7.53)	16,009	1.54		1.54		2.71		26
Year ended 10/31/10	10.49	0.17	0.63	0.80	(0.17)	—	(0.17)	11.12	7.67	19,438	1.51		1.51		1.59		39
Class R5
Six months ended 04/30/15	11.35	0.09	0.55	0.64	(0.16)	(0.50)	(0.66)	11.33	6.18	3,131	1.03	(e)	1.03	(e)	1.64	(e)	41
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.51	3,127	1.01		1.01		1.92		109
Year ended 10/31/13	9.89	0.19	1.63	1.82	(0.26)	—	(0.26)	11.45	18.71	3,010	1.04		1.04		1.81		25
Year ended 10/31/12	10.04	0.24	(0.04)	0.20	(0.35)	—	(0.35)	9.89	2.15	7,656	0.90		0.90		2.55		20
Year ended 10/31/11	10.99	0.37	(1.11)	(0.74)	(0.21)	—	(0.21)	10.04	(6.85)	208,295	0.91		0.91		3.34		26
Year ended 10/31/10	10.37	0.23	0.63	0.86	(0.24)	—	(0.24)	10.99	8.35	228,027	0.91		0.91		2.19		39
Class R6
Six months ended 04/30/15	11.35	0.09	0.56	0.65	(0.18)	(0.50)	(0.68)	11.32	6.10	58,511	1.02	(e)	1.02	(e)	1.65	(e)	41
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.52	56,760	1.00		1.00		1.93		109
Year ended 10/31/13	9.88	0.19	1.64	1.83	(0.26)	—	(0.26)	11.45	18.84	57,388	1.03		1.03		1.82		25
Year ended 10/31/12(f)	10.05	0.03	(0.20)	(0.17)	—	—	—	9.88	(1.69)	203,831	0.87	(g)	0.87	(g)	2.58	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,456, $1,458, $10,590, $1,785, $1,926, $12,613, $3,057 and $56,367 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

17                         Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,058.50	$8.32	$1,016.71	$8.15	1.63%
B	1,000.00	1,054.20	12.12	1,012.99	11.88	2.38
C	1,000.00	1,053.80	12.12	1,012.99	11.88	2.38
R	1,000.00	1,056.70	9.59	1,015.47	9.39	1.88
Y	1,000.00	1,060.10	7.05	1,017.95	6.90	1.38
Investor	1,000.00	1,058.50	8.32	1,016.71	8.15	1.63
R5	1,000.00	1,061.80	5.27	1,019.69	5.16	1.03
R6	1,000.00	1,061.90	5.21	1,019.74	5.11	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco International Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	I-ICE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco International Growth Fund
Nasdaq:
A: AIIEX ¡ B: AIEBX ¡ C: AIECX ¡ R: AIERX ¡ Y: AIIYX ¡ R5: AIEVX ¡ R6: IGFRX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	5.88%
Class B Shares	5.47
Class C Shares	5.50
Class R Shares	5.76
Class Y Shares	6.00
Class R5 Shares	6.06
Class R6 Shares	6.10
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)*	5.56
MSCI EAFE Index▼ (Former Broad Market Index)*	6.81
Custom International Growth Index■ (Style-Specific Index)	7.26
Lipper International Large-Cap Growth Funds Index¿ (Peer Group Index)*	5.71
Lipper International Multi-Cap Growth Funds Index¿ (Former Peer Group Index)*	5.57
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

* The Fund has elected to use the MSCI All Country World ex-U.S. Index as its broad market benchmark and the Lipper International Large-Cap Growth Funds Index as its peer group benchmark, rather than the MSCI EAFE Index and the Lipper International Multi-Cap Growth Funds Index, respectively, because the new indexes more closely reflect the performance of the types of securities in which the Fund invests.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Custom International Growth Index is composed of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter.
The Lipper International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	7.91%
10 Years	7.40
5 Years	7.53
1 Year	–0.90

Class B Shares
Inception (9/15/94)	6.61%
10 Years	7.37
5 Years	7.65
1 Year	–0.85

Class C Shares
Inception (8/4/97)	4.96%
10 Years	7.21
5 Years	7.95
1 Year	3.12

Class R Shares
Inception (6/3/02)	7.96%
10 Years	7.75
5 Years	8.49
1 Year	4.64

Class Y Shares
10 Years	8.19%
5 Years	9.03
1 Year	5.14

Class R5 Shares
Inception (3/15/02)	8.69%
10 Years	8.46
5 Years	9.16
1 Year	5.24

Class R6 Shares
10 Years	8.13%
5 Years	9.00
1 Year	5.34

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	7.77%
10 Years	6.69
5 Years	6.61
1 Year	–2.80

Class B Shares
Inception (9/15/94)	6.45%
10 Years	6.66
5 Years	6.72
1 Year	–2.76

Class C Shares
Inception (8/4/97)	4.78%
10 Years	6.50
5 Years	7.03
1 Year	1.13

Class R Shares
Inception (6/3/02)	7.71%
10 Years	7.04
5 Years	7.57
1 Year	2.62

Class Y Shares
10 Years	7.48%
5 Years	8.10
1 Year	3.13

Class R5 Shares
Inception (3/15/02)	8.45%
10 Years	7.75
5 Years	8.23
1 Year	3.24

Class R6 Shares
10 Years	7.42%
5 Years	8.06
1 Year	3.29

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08%, 0.98% and 0.91%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09%,

0.99% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3	Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4	Invesco International Growth Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.06%
Australia–3.34%
Amcor Ltd.	14,683,400	$156,205,341
Brambles Ltd.	10,972,272	93,712,505
CSL Ltd.	960,148	68,900,369
		318,818,215

Belgium–1.16%
Anheuser-Busch InBev N.V.	911,459	110,738,452

Brazil–4.23%
Banco Bradesco S.A.–ADR	15,567,862	166,420,445
BM&FBOVESPA S.A.	40,716,102	166,908,043
BRF S.A.	3,283,400	70,393,602
		403,722,090

Canada–7.73%
Canadian National Railway Co.	1,239,144	80,014,355
Cenovus Energy Inc.	2,544,422	47,939,914
CGI Group Inc.–Class A(a)	3,942,111	165,932,026
Encana Corp.	7,796,080	110,698,649
Fairfax Financial Holdings Ltd.	192,505	103,881,532
Great-West Lifeco Inc.	2,065,578	63,367,906
Suncor Energy, Inc.	5,061,809	164,852,848
		736,687,230

China–4.92%
Baidu, Inc.–ADR(a)	786,779	157,576,098
CNOOC Ltd.	26,508,093	45,184,141
Great Wall Motor Co. Ltd.–Class H	19,379,500	146,923,960
Industrial & Commercial Bank of China Ltd.–Class H	137,276,461	119,378,537
		469,062,736

Denmark–2.67%
Carlsberg AS–Class B	1,629,536	148,765,713
Novo Nordisk AS–Class B	1,883,462	105,509,758
		254,275,471

France–3.16%
Publicis Groupe S.A.	2,429,229	203,188,455
Schneider Electric S.E.	1,312,045	97,845,016
		301,033,471

Germany–7.72%
adidas AG	1,074,102	88,552,533
Allianz S.E.	713,426	121,998,785
Deutsche Boerse AG	1,978,187	164,929,579
Deutsche Post AG	2,164,258	71,825,900
ProSiebenSat.1 Media AG	2,611,128	134,376,064
SAP S.E.	2,028,214	154,709,318
		736,392,179

	Shares	Value
Hong Kong–3.55%
Galaxy Entertainment Group Ltd.	24,658,090	$118,863,614
Hutchison Whampoa Ltd.	14,880,590	219,258,548
		338,122,162

Israel–2.36%
Teva Pharmaceutical Industries Ltd.–ADR	3,732,213	225,500,309

Japan–7.03%
Denso Corp.	1,396,047	69,259,692
FANUC Corp.	221,512	48,449,389
Japan Tobacco, Inc.	4,606,300	161,173,087
Keyence Corp.	111,027	59,336,285
Komatsu Ltd.	4,093,228	82,208,224
Toyota Motor Corp.	2,008,430	139,517,960
Yahoo Japan Corp.	27,023,800	110,659,284
		670,603,921

Mexico–2.01%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR(a)	656,324	59,390,759
Grupo Televisa S.A.B.–ADR(a)	3,636,723	132,413,084
		191,803,843

Singapore–3.78%
Avago Technologies Ltd.	1,269,039	148,325,278
Keppel Corp. Ltd.	7,704,833	50,529,139
United Overseas Bank Ltd.	8,752,966	161,580,110
		360,434,527

South Korea–1.67%
Samsung Electronics Co., Ltd.	121,185	158,892,888

Spain–1.13%
Amadeus IT Holding S.A.–Class A	2,362,111	107,836,624

Sweden–2.77%
Investor AB–Class B	3,731,365	152,131,966
Telefonaktiebolaget LM Ericsson–Class B	10,225,522	112,222,061
		264,354,027

Switzerland–8.54%
ABB Ltd.	5,684,003	124,492,615
Julius Baer Group Ltd.	2,455,645	129,551,250
Novartis AG	689,007	71,199,033
Roche Holding AG	493,510	142,173,258
Swatch Group AG (The)	160,549	72,060,177
Syngenta AG	368,775	123,988,385
UBS Group AG	7,478,421	150,696,483
		814,161,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Growth Fund

	Shares	Value
Taiwan–1.58%
Taiwan Semiconductor Manufacturing Co. Ltd.	31,153,887	$150,419,244

Thailand–1.57%
Kasikornbank PCL–NVDR	23,566,400	149,406,094

Turkey–0.92%
Akbank T.A.S.	30,197,192	88,017,708

United Kingdom–20.22%
Aberdeen Asset Management PLC	15,243,744	110,850,620
British American Tobacco PLC	3,624,017	199,341,749
Centrica PLC	14,701,045	57,473,144
Compass Group PLC	8,643,720	153,239,248
Informa PLC	9,049,911	77,266,029
Kingfisher PLC	24,602,310	132,458,701
Lloyds Banking Group PLC	61,587,871	73,079,074
Next PLC	781,596	88,047,671
Reed Elsevier PLC	11,760,617	194,770,107
Royal Dutch Shell PLC–Class B	3,422,100	110,184,462

	Shares	Value
United Kingdom–(continued)
Sky PLC	18,494,083	$305,255,301
Smith & Nephew PLC	5,315,682	90,952,933
Unilever N.V.	2,421,915	105,421,253
WPP PLC	9,835,599	229,691,269
		1,928,031,561
Total Common Stocks & Other Equity Interests (Cost $6,662,079,003)		8,778,313,953

Money Market Funds–6.75%
Liquid Assets Portfolio–Institutional Class(b)	321,649,727	321,649,727
Premier Portfolio–Institutional Class(b)	321,649,727	321,649,727
Total Money Market Funds (Cost $643,299,454)		643,299,454
TOTAL INVESTMENTS–98.81% (Cost $7,305,378,457)		9,421,613,407
OTHER ASSETS LESS LIABILITIES–1.19%		113,677,846
NET ASSETS–100.00%		$9,535,291,253

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Consumer Discretionary	24.0%
Financials	20.2
Information Technology	13.9
Industrials	9.1
Consumer Staples	9.0
Health Care	7.4
Energy	5.0
Materials	2.9
Utilities	0.6
Money Market Funds Plus Other Assets Less Liabilities	7.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $6,662,079,003)	$8,778,313,953
Investments in affiliated money market funds, at value and cost	643,299,454
Total investments, at value (Cost $7,305,378,457)	9,421,613,407
Foreign currencies, at value (Cost $25,211,061)	25,469,475
Receivable for:
Investments sold	30,364,801
Fund shares sold	137,361,910
Dividends	43,496,303
Investment for trustee deferred compensation and retirement plans	772,912
Other assets	152,872
Total assets	9,659,231,680

Liabilities:
Payable for:
Investments purchased	9,759,558
Fund shares reacquired	105,639,344
Accrued foreign taxes	2,284,628
Accrued fees to affiliates	4,001,991
Accrued trustees’ and officers’ fees and benefits	10,803
Accrued other operating expenses	1,352,455
Trustee deferred compensation and retirement plans	891,648
Total liabilities	123,940,427
Net assets applicable to shares outstanding	$9,535,291,253

Net assets consist of:
Shares of beneficial interest	$7,319,813,348
Undistributed net investment income	4,636,586
Undistributed net realized gain	94,448,754
Net unrealized appreciation	2,116,392,565
$9,535,291,253

Net Assets:
Class A	$2,971,075,201
Class B	$23,203,033
Class C	$208,773,339
Class R	$122,093,601
Class Y	$3,618,906,908
Class R5	$1,927,203,906
Class R6	$664,035,265

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	86,006,421
Class B	730,775
Class C	6,567,976
Class R	3,576,735
Class Y	104,462,987
Class R5	54,926,043
Class R6	18,928,477
Class A:
Net asset value per share	$34.54
Maximum offering price per share
(Net asset value of $34.54 ÷ 94.50%)	$36.55
Class B:
Net asset value and offering price per share	$31.75
Class C:
Net asset value and offering price per share	$31.79
Class R:
Net asset value and offering price per share	$34.14
Class Y:
Net asset value and offering price per share	$34.64
Class R5:
Net asset value and offering price per share	$35.09
Class R6:
Net asset value and offering price per share	$35.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,665,174)	$97,254,385
Dividends from affiliated money market funds	170,089
Total investment income	97,424,474

Expenses:
Advisory fees	36,583,094
Administrative services fees	369,900
Custodian fees	1,857,946
Distribution fees:
Class A	3,371,062
Class B	126,448
Class C	930,675
Class R	275,787
Transfer agent fees — A, B, C, R and Y	5,449,523
Transfer agent fees — R5	872,115
Transfer agent fees — R6	8,826
Trustees’ and officers’ fees and benefits	86,869
Other	796,050
Total expenses	50,728,295
Less: Fees waived and expense offset arrangement(s)	(493,071)
Net expenses	50,235,224
Net investment income	47,189,250

Realized and unrealized gain from:
Net realized gain from:
Investment securities	207,617,902
Foreign currencies	4,865,758
212,483,660
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $1,769,331)	271,345,319
Foreign currencies	1,339,341
272,684,660
Net realized and unrealized gain	485,168,320
Net increase in net assets resulting from operations	$532,357,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$47,189,250	$116,369,966
Net realized gain	212,483,660	334,795,058
Change in net unrealized appreciation (depreciation)	272,684,660	(149,840,959)
Net increase in net assets resulting from operations	532,357,570	301,324,065

Distributions to shareholders from net investment income:
Class A	(36,276,189)	(28,925,253)
Class B	(224,849)	(183,328)
Class C	(1,528,747)	(759,542)
Class R	(1,246,315)	(917,629)
Class Y	(51,260,156)	(29,609,780)
Class R5	(31,180,473)	(25,890,985)
Class R6	(6,351,523)	(4,443,470)
Total distributions from net investment income	(128,068,252)	(90,729,987)

Distributions to shareholders from net realized gains:
Class A	(87,320,093)	—
Class B	(939,746)	—
Class C	(6,389,654)	—
Class R	(3,501,870)	—
Class Y	(106,776,710)	—
Class R5	(62,164,277)	—
Class R6	(12,220,329)	—
Total distributions from net realized gains	(279,312,679)	—

Share transactions–net:
Class A	128,983,342	64,799,488
Class B	(4,823,055)	(12,079,618)
Class C	24,586,061	23,298,435
Class R	18,053,091	(5,603,811)
Class Y	449,896,639	870,882,591
Class R5	(53,106,745)	1,071,720
Class R6	277,265,151	67,677,716
Net increase in net assets resulting from share transactions	840,854,484	1,010,046,521
Net increase in net assets	965,831,123	1,220,640,599

Net assets:
Beginning of period	8,569,460,130	7,348,819,531
End of period (includes undistributed net investment income of $4,636,586 and $85,515,588, respectively)	$9,535,291,253	$8,569,460,130

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9                         Invesco International Growth Fund

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco International Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco International Growth Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.83%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $487,816.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts

12                         Invesco International Growth Fund

not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $571,940 in front-end sales commissions from the sale of Class A shares and $7,355, $3,878 and $35,448 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $687,642,567 and from Level 2 to Level 1 of $682,739,364, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$318,818,215	$—	$318,818,215
Belgium	—	110,738,452	—	110,738,452
Brazil	403,722,090	—	—	403,722,090
Canada	736,687,230	—	—	736,687,230
China	276,954,635	192,108,101	—	469,062,736
Denmark	148,765,713	105,509,758	—	254,275,471
France	—	301,033,471	—	301,033,471
Germany	315,087,751	421,304,428	—	736,392,179
Hong Kong	219,258,548	118,863,614	—	338,122,162
Israel	225,500,309	—	—	225,500,309
Japan	—	670,603,921	—	670,603,921
Mexico	191,803,843	—	—	191,803,843
Singapore	148,325,278	212,109,249	—	360,434,527
South Korea	—	158,892,888	—	158,892,888
Spain	—	107,836,624	—	107,836,624
Sweden	112,222,061	152,131,966	—	264,354,027
Switzerland	—	814,161,201	—	814,161,201
Taiwan	—	150,419,244	—	150,419,244
Thailand	—	149,406,094	—	149,406,094
Turkey	88,017,708	—	—	88,017,708
United Kingdom	—	1,928,031,561	—	1,928,031,561
United States	643,299,454	—	—	643,299,454
Total Investments	$3,509,644,620	$5,911,968,787	$—	$9,421,613,407

13                         Invesco International Growth Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,255.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$115,501,907	$—	$115,501,907

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $1,268,346,199 and $943,841,978, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,228,410,051
Aggregate unrealized (depreciation) of investment securities	(156,373,666)
Net unrealized appreciation of investment securities	$2,072,036,385

Cost of investments for tax purposes is $7,349,577,022.

14                         Invesco International Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	15,529,986	$520,623,273	21,118,637	$715,917,487
Class B	19,916	614,832	42,381	1,324,067
Class C	1,163,044	35,832,611	1,693,544	53,355,080
Class R	955,315	31,214,621	925,708	31,167,250
Class Y	24,109,141	805,750,313	35,298,165	1,216,254,016
Class R5	8,641,401	290,282,667	14,241,254	494,487,034
Class R6	8,285,145	283,291,163	2,543,360	89,182,543

Issued as reinvestment of dividends:
Class A	3,536,707	111,759,939	783,877	25,272,200
Class B	37,950	1,105,106	5,818	173,790
Class C	246,494	7,187,756	23,015	688,159
Class R	150,114	4,691,049	28,368	905,491
Class Y	3,862,468	122,285,726	739,626	23,870,700
Class R5	2,407,625	77,164,395	650,436	21,261,697
Class R6	579,646	18,571,852	136,136	4,443,470

Automatic conversion of Class B shares to Class A shares:
Class A	138,734	4,696,359	243,713	8,352,444
Class B	(150,763)	(4,696,359)	(263,944)	(8,352,444)

Reacquired:
Class A	(15,278,398)	(508,096,229)	(20,030,040)	(684,742,643)
Class B	(60,194)	(1,846,634)	(166,496)	(5,225,031)
Class C	(600,435)	(18,434,306)	(980,619)	(30,744,804)
Class R	(547,757)	(17,852,579)	(1,116,632)	(37,676,552)
Class Y	(14,245,385)	(478,139,400)	(10,793,562)	(369,242,125)
Class R5	(12,264,302)	(420,553,807)	(14,870,829)	(514,677,011)
Class R6	(725,594)	(24,597,864)	(752,292)	(25,948,297)
Net increase in share activity	25,790,858	$840,854,484	29,499,624	$1,010,046,521

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco International Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$34.24	$0.15	$1.72	$1.87	$(0.46)	$(1.11)	$(1.57)	$34.54	5.88%	$2,971,075	1.31	%(e)	1.32	%(e)	0.90	%(e)	11%
Year ended 10/31/14	33.30	0.45	0.85	1.30	(0.36)	—	(0.36)	34.24	3.98	2,810,473	1.32		1.33		1.32		18
Year ended 10/31/13	27.96	0.26	5.37	5.63	(0.29)	—	(0.29)	33.30	20.31	2,662,962	1.33		1.34		0.87		21
Year ended 10/31/12	26.43	0.26	1.59	1.85	(0.32)	—	(0.32)	27.96	7.13	2,132,503	1.37		1.38		0.99		21
Year ended 10/31/11	26.99	0.36	(0.65)	(0.29)	(0.27)	—	(0.27)	26.43	(1.10)	2,056,979	1.38		1.39		1.29		25
Year ended 10/31/10	23.41	0.21	3.66	3.87	(0.29)	—	(0.29)	26.99	16.68	1,958,940	1.43		1.44		0.85		25
Class B
Six months ended 04/30/15	31.51	0.03	1.58	1.61	(0.26)	(1.11)	(1.37)	31.75	5.51	23,203	2.06	(e)	2.07	(e)	0.15	(e)	11
Year ended 10/31/14	30.69	0.17	0.80	0.97	(0.15)	—	(0.15)	31.51	3.18	27,855	2.07		2.08		0.57		18
Year ended 10/31/13	25.81	0.03	4.96	4.99	(0.11)	—	(0.11)	30.69	19.41	38,858	2.08		2.09		0.12		21
Year ended 10/31/12	24.41	0.06	1.47	1.53	(0.13)	—	(0.13)	25.81	6.31	44,873	2.12		2.13		0.24		21
Year ended 10/31/11	24.95	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.41	(1.85)	57,683	2.13		2.14		0.54		25
Year ended 10/31/10	21.68	0.02	3.40	3.42	(0.15)	—	(0.15)	24.95	15.83	51,950	2.18		2.19		0.10		25
Class C
Six months ended 04/30/15	31.55	0.02	1.59	1.61	(0.26)	(1.11)	(1.37)	31.79	5.50	208,773	2.06	(e)	2.07	(e)	0.15	(e)	11
Year ended 10/31/14	30.72	0.18	0.80	0.98	(0.15)	—	(0.15)	31.55	3.21	181,679	2.07		2.08		0.57		18
Year ended 10/31/13	25.83	0.03	4.97	5.00	(0.11)	—	(0.11)	30.72	19.44	154,313	2.08		2.09		0.12		21
Year ended 10/31/12	24.43	0.06	1.47	1.53	(0.13)	—	(0.13)	25.83	6.31	133,529	2.12		2.13		0.24		21
Year ended 10/31/11	24.97	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.43	(1.85)	145,944	2.13		2.14		0.54		25
Year ended 10/31/10	21.70	0.02	3.40	3.42	(0.15)	—	(0.15)	24.97	15.81	142,898	2.18		2.19		0.10		25
Class R
Six months ended 04/30/15	33.83	0.11	1.70	1.81	(0.39)	(1.11)	(1.50)	34.14	5.76	122,094	1.56	(e)	1.57	(e)	0.65	(e)	11
Year ended 10/31/14	32.91	0.36	0.85	1.21	(0.29)	—	(0.29)	33.83	3.73	102,126	1.57		1.58		1.07		18
Year ended 10/31/13	27.64	0.19	5.31	5.50	(0.23)	—	(0.23)	32.91	20.03	104,712	1.58		1.59		0.62		21
Year ended 10/31/12	26.13	0.20	1.57	1.77	(0.26)	—	(0.26)	27.64	6.85	88,726	1.62		1.63		0.74		21
Year ended 10/31/11	26.70	0.28	(0.64)	(0.36)	(0.21)	—	(0.21)	26.13	(1.38)	112,091	1.63		1.64		1.04		25
Year ended 10/31/10	23.18	0.15	3.62	3.77	(0.25)	—	(0.25)	26.70	16.36	115,237	1.68		1.69		0.60		25
Class Y
Six months ended 04/30/15	34.37	0.19	1.72	1.91	(0.53)	(1.11)	(1.64)	34.64	6.00	3,618,907	1.06	(e)	1.07	(e)	1.15	(e)	11
Year ended 10/31/14	33.42	0.54	0.85	1.39	(0.44)	—	(0.44)	34.37	4.25	3,118,319	1.07		1.08		1.57		18
Year ended 10/31/13	28.05	0.34	5.37	5.71	(0.34)	—	(0.34)	33.42	20.59	2,188,960	1.08		1.09		1.12		21
Year ended 10/31/12	26.53	0.33	1.59	1.92	(0.40)	—	(0.40)	28.05	7.39	1,464,295	1.12		1.13		1.24		21
Year ended 10/31/11	27.08	0.42	(0.64)	(0.22)	(0.33)	—	(0.33)	26.53	(0.83)	741,428	1.13		1.14		1.54		25
Year ended 10/31/10	23.48	0.27	3.67	3.94	(0.34)	—	(0.34)	27.08	16.94	173,313	1.18		1.19		1.10		25
Class R5
Six months ended 04/30/15	34.80	0.21	1.74	1.95	(0.55)	(1.11)	(1.66)	35.09	6.06	1,927,204	0.98	(e)	0.99	(e)	1.23	(e)	11
Year ended 10/31/14	33.84	0.58	0.86	1.44	(0.48)	—	(0.48)	34.80	4.34	1,953,559	0.97		0.98		1.67		18
Year ended 10/31/13	28.39	0.38	5.44	5.82	(0.37)	—	(0.37)	33.84	20.74	1,899,117	0.97		0.98		1.23		21
Year ended 10/31/12	26.86	0.37	1.61	1.98	(0.45)	—	(0.45)	28.39	7.52	1,285,743	0.99		1.00		1.37		21
Year ended 10/31/11	27.41	0.48	(0.66)	(0.18)	(0.37)	—	(0.37)	26.86	(0.68)	1,457,494	0.97		0.98		1.70		25
Year ended 10/31/10	23.77	0.31	3.72	4.03	(0.39)	—	(0.39)	27.41	17.12	1,228,916	1.02		1.03		1.26		25
Class R6
Six months ended 04/30/15	34.80	0.21	1.75	1.96	(0.57)	(1.11)	(1.68)	35.08	6.10	664,035	0.90	(e)	0.91	(e)	1.31	(e)	11
Year ended 10/31/14	33.84	0.60	0.86	1.46	(0.50)	—	(0.50)	34.80	4.42	375,449	0.90		0.91		1.74		18
Year ended 10/31/13	28.38	0.40	5.45	5.85	(0.39)	—	(0.39)	33.84	20.85	299,898	0.90		0.91		1.30		21
Year ended 10/31/12(f)	28.83	0.04	(0.49)	(0.45)	—	—	—	28.38	(1.56)	226,291	0.92	(g)	0.93	(g)	1.44	(g)	21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, which were less than $0.005 per share for the years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $60,712,747 and sold of $131,009,072 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen International Growth Advantage Fund and Invesco Van Kampen International Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,719,200, $25,499, $187,678, $111,229, $3,396,824, $1,977,686 and $446,222 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

16                         Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,058.80	$6.69	$1,018.30	$6.56	1.31%
B	1,000.00	1,054.70	10.49	1,014.58	10.29	2.06
C	1,000.00	1,055.00	10.50	1,014.58	10.29	2.06
R	1,000.00	1,057.60	7.96	1,017.06	7.80	1.56
Y	1,000.00	1,060.00	5.41	1,019.54	5.31	1.06
R5	1,000.00	1,060.60	5.01	1,019.93	4.91	0.98
R6	1,000.00	1,061.00	4.60	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	IGR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ¡ C: IZSCX ¡ R: IZSRX ¡ Y: IZSYX ¡ R5: IZSIX ¡ R6: IZFSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
5 Financial Statements
7 Notes to Financial Statements
13 Financial Highlights
14 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.89%
Class C Shares	0.55
Class R Shares	0.75
Class Y Shares	1.03
Class R5 Shares	1.03
Class R6 Shares	1.03
MSCI World Index▼ (Broad Market Index)	5.09
MSCI World Small Cap Index▼ (Style-Specific Index)	6.47
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	4.46
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	13.88%
1 Year	–7.44

Class C Shares
Inception (8/3/12)	15.43%
1 Year	–3.72

Class R Shares
Inception (8/3/12)	15.98%
1 Year	–2.28

Class Y Shares
Inception (8/3/12)	16.53%
1 Year	–1.86

Class R5 Shares
Inception (8/3/12)	16.56%
1 Year	–1.80

Class R6 Shares
Inception	16.53%
1 Year	–1.79

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	12.94%
1 Year	–10.63

Class C Shares
Inception (8/3/12)	14.54%
1 Year	–7.10

Class R Shares
Inception (8/3/12)	15.09%
1 Year	–5.67

Class Y Shares
Inception (8/3/12)	15.63%
1 Year	–5.24

Class R5 Shares
Inception (8/3/12)	15.66%
1 Year	–5.17

Class R6 Shares
Inception	15.63%
1 Year	–5.24

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to

Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results;

current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y,
Class R5 and Class R6 shares was 1.51%, 2.26%, 1.76%, 1.26%, 1.26%, and 1.26%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.28%, 3.03%, 2.53%, 2.03%, 1.91% and 1.87%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Select Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Select Opportunities Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks–78.30%
Brazil–6.34%
Arcos Dorados Holdings, Inc.–Class A	233,029	$1,398,174
CETIP S.A.–Mercados Organizados	208,294	2,372,838
		3,771,012

China–2.89%
Hollysys Automation Technologies Ltd.	78,230	1,718,713

France–5.13%
Ipsos	51,420	1,518,549
Vicat S.A.	21,346	1,536,604
		3,055,153

Hong Kong–0.92%
Fairwood Holdings Ltd.	203,000	550,029

Ireland–8.89%
DCC PLC	32,274	2,057,379
UDG Healthcare PLC	395,741	3,234,948
		5,292,327

Monaco–2.21%
GasLog Ltd.	58,905	1,312,993

Netherlands–10.63%
Aalberts Industries N.V.	66,428	2,052,435
Kendrion N.V.	63,535	1,984,005
SBM Offshore N.V.(a)	176,877	2,289,615
		6,326,055

Norway–3.09%
Prosafe S.E.	517,274	1,841,175

	Shares	Value
United Kingdom–4.19%
Alent PLC	417,120	$2,294,883
Charles Taylor PLC	56,952	201,082
		2,495,965

United States–34.01%
Alere, Inc.(a)	51,111	2,426,750
Alliance Data Systems Corp.(a)	2,721	808,980
Booz Allen Hamilton Holding Corp.	54,762	1,505,955
Cubic Corp.	31,217	1,547,739
Encore Capital Group, Inc.(a)	74,823	3,025,842
Global Payments Inc.	12,472	1,250,692
ION Geophysical Corp.(a)	82,113	187,218
Microsemi Corp.(a)	55,027	1,835,701
Mitel Networks Corp.(a)	256,425	2,389,106
Performant Financial Corp.(a)	270,598	803,676
Rovi Corp.(a)	100,545	1,861,088
Ultra Petroleum Corp.(a)	152,463	2,596,445
		20,239,192
Total Common Stocks (Cost $44,879,948)	46,602,614

Money Market Funds–21.79%
Liquid Assets Portfolio–Institutional Class(b)	6,483,538	6,483,538
Premier Portfolio–Institutional Class(b)	6,483,537	6,483,537
Total Money Market Funds (Cost $12,967,075)		12,967,075
TOTAL INVESTMENTS–100.09% (Cost $57,847,023)		59,569,689
OTHER ASSETS LESS LIABILITIES–(0.09)%		(52,834)
NET ASSETS–100.00%		$59,516,855

Notes	to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Information Technology	19.1%
Energy	13.8
Industrials	10.9
Materials	9.8
Health Care	9.5
Financials	9.4
Consumer Discretionary	5.8
Money Market Funds Plus Other Assets Less Liabilities	21.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Select Opportunities Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $44,879,948)	$46,602,614
Investments in affiliated money market funds, at value and cost	12,967,075
Total investments, at value (Cost $57,847,023)	59,569,689
Foreign currencies, at value (Cost $423,879)	429,161
Receivable for:
Fund shares sold	217,518
Dividends	112,168
Investment for trustee deferred compensation and retirement plans	10,521
Other assets	24,982
Total assets	60,364,039

Liabilities:
Payable for:
Investments purchased	687,292
Fund shares reacquired	59,808
Accrued fees to affiliates	22,115
Accrued trustees’ and officers’ fees and benefits	2,015
Accrued other operating expenses	65,433
Trustee deferred compensation and retirement plans	10,521
Total liabilities	847,184
Net assets applicable to shares outstanding	$59,516,855

Net assets consist of:
Shares of beneficial interest	$57,930,751
Undistributed net investment income (loss)	(111,741)
Undistributed net realized gain (loss)	(34,159)
Net unrealized appreciation	1,732,004
$59,516,855

Net Assets:
Class A	$21,592,451
Class C	$9,852,281
Class R	$204,424
Class Y	$27,839,824
Class R5	$14,485
Class R6	$13,390

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	1,501,424
Class C	697,213
Class R	14,292
Class Y	1,924,868
Class R5	1,001
Class R6	926
Class A:
Net asset value per share	$14.38
Maximum offering price per share
(Net asset value of $14.38 ÷ 94.50%)	$15.22
Class C:
Net asset value and offering price per share	$14.13
Class R:
Net asset value and offering price per share	$14.30
Class Y:
Net asset value and offering price per share	$14.46
Class R5:
Net asset value and offering price per share	$14.47
Class R6:
Net asset value and offering price per share	$14.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Opportunities Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,889)	$269,177
Dividends from affiliated money market funds	3,003
Total investment income	272,180

Expenses:
Advisory fees	209,758
Administrative services fees	24,795
Custodian fees	8,499
Distribution fees:
Class A	26,096
Class C	28,598
Class R	373
Transfer agent fees — A, C, R and Y	60,412
Transfer agent fees — R5	7
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	10,068
Registration and filing fees	38,896
Other	37,696
Total expenses	445,203
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(68,572)
Net expenses	376,631
Net investment income (loss)	(104,451)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	40,771
Foreign currencies	(49,434)
(8,663)
Change in net unrealized appreciation of:
Investment securities	731,276
Foreign currencies	5,912
737,188
Net realized and unrealized gain	728,525
Net increase in net assets resulting from operations	$624,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(104,451)	$19,490
Net realized gain (loss)	(8,663)	971,307
Change in net unrealized appreciation (depreciation)	737,188	(311,484)
Net increase in net assets resulting from operations	624,074	679,313

Distributions to shareholders from net investment income:
Class A	—	(27,341)
Class C	—	(2,287)
Class R	—	(332)
Class Y	—	(23,626)
Class R5	—	(283)
Class R6	—	(77)
Total distributions from net investment income	—	(53,946)

Distributions to shareholders from net realized gains:
Class A	(436,779)	(46,698)
Class C	(85,578)	(6,231)
Class R	(2,562)	(652)
Class Y	(490,590)	(32,687)
Class R5	(284)	(391)
Class R6	(263)	(107)
Total distributions from net realized gains	(1,016,056)	(86,766)

Share transactions-net:
Class A	269,842	16,685,377
Class C	5,457,806	3,922,532
Class R	79,864	50,865
Class Y	5,097,481	18,560,282
Class R5	—	(37,228)
Net increase in net assets resulting from share transactions	10,904,993	39,181,828
Net increase in net assets	10,513,011	39,720,429

Net assets:
Beginning of period	49,003,844	9,283,415
End of period (includes undistributed net investment income (loss) of $(111,741) and $(7,290), respectively)	$59,516,855	$49,003,844

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

7                         Invesco Select Opportunities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

8                         Invesco Select Opportunities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

9                         Invesco Select Opportunities Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.51%, 2.26%, 1.76%, 1.26%, 1.26% and 1.26%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $13,642 and reimbursed class level expenses of $21,825, $5,979, $155, $26,833, $6 and $4 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $4,546 in front-end sales commissions from the sale of Class A shares and $1 and $336 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Select Opportunities Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $5,815,492 and from Level 2 to Level 1 of $1,841,175, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$3,771,012	$—	$—	$3,771,012
China	1,718,713	—	—	1,718,713
France	1,518,549	1,536,604	—	3,055,153
Hong Kong	550,029	—	—	550,029
Ireland	3,234,948	2,057,379	—	5,292,327
Monaco	1,312,993	—	—	1,312,993
Netherlands	—	6,326,055	—	6,326,055
Norway	1,841,175	—	—	1,841,175
United Kingdom	201,082	2,294,883	—	2,495,965
United States	33,206,267	—	—	33,206,267
Total Investments	$47,354,768	$12,214,921	$—	$59,569,689

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $128.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11                         Invesco Select Opportunities Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $13,584,172 and $2,561,624, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,831,091
Aggregate unrealized (depreciation) of investment securities	(3,108,425)
Net unrealized appreciation of investment securities	$1,722,666

Investments have the same cost for tax and financial statement purposes.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	551,418	$7,792,623	2,278,339	$33,917,373
Class C	463,822	6,410,954	393,488	5,821,391
Class R	5,712	79,355	6,700	97,143
Class Y	444,848	6,312,298	1,422,323	20,348,671

Issued as reinvestment of dividends:
Class A	29,246	398,039	3,856	52,562
Class C	6,054	81,182	496	6,719
Class R	168	2,277	60	809
Class Y	30,023	410,419	707	9,666
Class R5	—	—	35	474

Reacquired:
Class A	(567,757)	(7,920,820)	(1,160,142)	(17,284,558)
Class C	(74,472)	(1,034,330)	(130,981)	(1,905,578)
Class R	(126)	(1,768)	(3,175)	(47,087)
Class Y	(115,378)	(1,625,236)	(120,481)	(1,798,055)
Class R5	—	—	(2,409)	(37,702)
Net increase in share activity	773,558	$10,904,993	2,688,816	$39,181,828

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco Select Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$14.55	$(0.03)	$0.14	$0.11	$—	$(0.28)	$(0.28)	$14.38	0.89%	$21,592	1.48	%(e)	1.74	%(e)	(0.44	)%(e)	6%
Year ended 10/31/14	13.70	0.02	1.02	1.04	(0.07)	(0.12)	(0.19)	14.55	7.64	21,652	1.47		2.24		0.11		13
Year ended 10/31/13	10.63	0.11 (d)	3.13	3.24	(0.08)	(0.09)	(0.17)	13.70	30.84	5,019	1.47		6.17		0.84	(d)	10
Year ended 10/31/12(f)	10.00	(0.00)	0.63	0.63	—	—	—	10.63	6.30	1,186	1.48	(g)	15.54	(g)	(0.07	)(g)	7
Class C
Six months ended 04/30/15	14.35	(0.08)	0.14	0.06	—	(0.28)	(0.28)	14.13	0.55	9,852	2.23	(e)	2.49	(e)	(1.19	)(e)	6
Year ended 10/31/14	13.59	(0.10)	1.02	0.92	(0.04)	(0.12)	(0.16)	14.35	6.83	4,331	2.22		2.99		(0.64)		13
Year ended 10/31/13	10.62	0.01 (d)	3.12	3.13	(0.07)	(0.09)	(0.16)	13.59	29.87	527	2.22		6.92		0.09	(d)	10
Year ended 10/31/12(f)	10.00	(0.02)	0.64	0.62	—	—	—	10.62	6.20	90	2.23	(g)	16.29	(g)	(0.82	)(g)	7
Class R
Six months ended 04/30/15	14.49	(0.05)	0.14	0.09	—	(0.28)	(0.28)	14.30	0.75	204	1.73	(e)	1.99	(e)	(0.69	)(e)	6
Year ended 10/31/14	13.66	(0.02)	1.02	1.00	(0.05)	(0.12)	(0.17)	14.49	7.44	124	1.72		2.49		(0.14)		13
Year ended 10/31/13	10.63	0.07 (d)	3.12	3.19	(0.07)	(0.09)	(0.16)	13.66	30.44	68	1.72		6.42		0.59	(d)	10
Year ended 10/31/12(f)	10.00	(0.01)	0.64	0.63	—	—	—	10.63	6.30	11	1.73	(g)	15.79	(g)	(0.32	)(g)	7
Class Y
Six months ended 04/30/15	14.61	(0.01)	0.14	0.13	—	(0.28)	(0.28)	14.46	1.03	27,840	1.23	(e)	1.49	(e)	(0.19	)(e)	6
Year ended 10/31/14	13.74	0.05	1.02	1.07	(0.08)	(0.12)	(0.20)	14.61	7.88	22,869	1.22		1.99		0.36		13
Year ended 10/31/13	10.64	0.14 (d)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.11	3,610	1.22		5.92		1.09	(d)	10
Year ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	1,049	1.23	(g)	15.29	(g)	0.18	(g)	7
Class R5
Six months ended 04/30/15	14.62	(0.01)	0.14	0.13	—	(0.28)	(0.28)	14.47	1.03	14	1.23	(e)	1.36	(e)	(0.19	)(e)	6
Year ended 10/31/14	13.74	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.62	7.96	15	1.22		1.87		0.36		13
Year ended 10/31/13	10.64	0.14 (d)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.12	46	1.22		5.90		1.09	(d)	10
Year ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	11	1.23	(g)	15.35	(g)	0.18	(g)	7
Class R6
Six months ended 04/30/15	14.61	(0.01)	0.14	0.13	—	(0.28)	(0.28)	14.46	1.03	13	1.23	(e)	1.33	(e)	(0.19	)(e)	6
Year ended 10/31/14	13.73	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.61	7.96	14	1.22		1.83		0.36		13
Year ended 10/31/13	10.64	0.13 (d)	3.13	3.26	(0.08)	(0.09)	(0.17)	13.73	31.02	13	1.22		5.89		1.09	(d)	10
Year ended 10/31/12(f)	10.80	0.00	(0.16)	(0.16)	—	—	—	10.64	(1.48)	10	1.23	(g)	11.37	(g)	0.18	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.04) and (0.37)%, $(0.14) and (1.12)%, $(0.08) and (0.62)%, $(0.01) and (0.12)%, $(0.01) and (0.12)%, $(0.02) and (0.12)%, for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $21,049, $5,767, $150, $25,880, $14 and $13 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

13                         Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15) [1]	Expenses Paid During Period [2]	Ending Account Value (04/30/15)	Expenses Paid During Period [2]
A	$1,000.00	$1,008.90	$7.37	$1,017.46	$7.40	1.48%
C	1,000.00	1,005.50	11.09	1,013.74	11.13	2.23
R	1,000.00	1,007.50	8.61	1,016.22	8.65	1.73
Y	1,000.00	1,010.30	6.13	1,018.70	6.16	1.23
R5	1,000.00	1,010.30	6.13	1,018.70	6.16	1.23
R6	1,000.00	1,010.30	6.13	1,018.70	6.16	1.23

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco Select Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	SOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.